UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(Registrant's telephone number, including area code): (414) 765-6609

Date of fiscal year end:  November 30, 2015

Date of reporting period:  November 30, 2015

Item 1. Reports to Stockholders.

Semper MBS Total Return Fund

Investor Class – SEMPX

Institutional Class – SEMMX

Semper Short Duration Fund

Investor Class – SEMRX

Institutional Class – SEMIX

Annual Report
November 30, 2015

SEMPER FUNDS

Table of Contents

Shareholder Letter	1
Allocation of Portfolio Assets	6
Expense Example	8
Investment Highlights	10
Schedule of Investments	12
Schedule of Securities Sold Short	46
Statements of Assets and Liabilities	48
Statements of Operations	51
Statements of Changes in Net Assets	52
Statement of Cash Flows	56
Financial Highlights	57
Notes to Financial Statements	61
Report of Independent Registered Public Accounting Firm	80
Notice to Shareholders	81
Information about Trustees and Officers	82
Householding	85
Privacy Notice	86

SEMPER FUNDS

January 8, 2016

Dear Shareholder,

The Semper MBS Total Return Fund (the ”MBS Fund” or the ”Fund”) completed its second full fiscal year on November 30th, 2015, crossing $425 million of assets during November, a $275 million increase in assets over the twelve month period.  For the fiscal year ended November 30, 2015, performance for the Institutional Class was 4.51%, and for the Investor Class was 4.26%.  The performance of the Barclays Capital U.S. Mortgage-Backed Securities (”MBS”) Index (the ”Index”), the Fund’s benchmark index, during this same period was 1.70%.

The primary strategies during the year remained unchanged.  The MBS Fund, under normal market conditions, invests at least 80% of net assets in MBS, and seeks to provide a high level of risk-adjusted current income and capital appreciation.  During the fiscal year, the majority of Fund assets, ranging between 49% and 68%, were invested in  non-agency residential MBS (”RMBS”), and between 13% and 20% were invested in commercial MBS (”CMBS”).

The primary source of excess return relative to Index performance during the year was the relatively high yield of these non-government guaranteed RMBS and CMBS held in the Fund.  The credit quality of the RMBS sector on average rose from continued strengthening of the residential real estate market and domestic economy, both of which improved the average credit quality of mortgage borrowers as further described below.  Despite this continued improvement in credit quality, prices in the Fund declined modestly over the second half of the year, approximately 1% on average, in sympathy with heightened broad bond and equity market volatility.

The Fund’s excess performance relative to the Index also resulted primarily from the Fund’s higher yield to maturity.  The Fund’s yield to maturity as of November 30th was 5.70%, versus the Index’s yield to maturity of 2.72%.  The Fund’s Institutional Class 30-day SEC Yield as of November 30th, 2015 was 4.66% subsidized and 4.67% unsubsidized.  Although interest rates were volatile during the period, intermediate maturity Treasury yields were roughly unchanged during the 12-month period, while shorter maturity Treasuries rose in yield slightly.  While the Fund continued to have lower interest rate sensitivity than the Index, this duration mismatch did not materially impact relative performance.  The average duration of the Fund during the period was below 2.5 years, significantly lower than duration of the Index which was greater than 4 years throughout the period.

Like 2014, 2015 had periods of both very low and very high volatility in equity and fixed income markets.  These spikes in volatility were largely driven by global economic uncertainty, geopolitical events, plunging oil prices, and uncertainty over the Federal Reserve Board’s (the ”Fed”) monetary policy plans.  Despite continued low inflation and modest domestic growth, many investors expected the Fed to begin raising their target interest rate during 2015.  The uncertainty of the timing of the Fed’s first reduction in monetary accommodation in nearly a decade exacerbated this market volatility.

SEMPER FUNDS

The overall real estate market, both residential and commercial, continued to improve during 2015, with home price appreciation ultimately more robust than early projections.  Average home price appreciation rose at a mid-single digits percentage, similar to 2014, while most other credit metrics for the mortgage market showed continued improvement.  The percentage of homeowners with negative equity in their homes continued to decline, and overall fundamental strength of the MBS market improved.

At the end of November, the MBS Fund’s portfolio was well diversified with over 300 positions.  Fifty-six (56%) percent of the Fund’s portfolio was invested in non-agency RMBS, 7% in agency MBS, 17% in non-agency CMBS, 6% in asset-backed securities, and 10% in cash equivalents.  The portfolio’s effective duration, or interest rate sensitivity, was approximately 1.9 years.

We expect that the Fund’s overall structure in 2016 will remain similar, with a significant allocation to non-agencies, modest exposure to agency MBS, some allocation to CMBS, and targeting lower interest rate sensitivity of approximately two years.  We also expect a modestly higher allocation to emerging real estate-related securitized bond sectors such as the government agencies’ credit risk transfer securitizations, single family rental securitizations, and non-performing loan securitizations.  These sectors offer diversification, and in many cases the potential for higher yields than legacy securities with appropriate risk characteristics.  With a strengthening U.S. economy and an expectation that the Fed will continue their path to higher rates begun in December, 2015, we believe that a continuation of our strategy to invest in securities with credit sensitivity to improving real estate fundamentals but relatively little interest rate sensitivity should best position the MBS Fund to potentially perform well in 2016, on both an absolute and relative basis.

We believe the environment of improving domestic economic conditions and steady or modestly rising rates positions non-agency RMBS to potentially be a top performing fixed income sector again in 2016.  Many of the sector’s securities, which offer a combination of optionality to improving economic fundamentals, combined with the positive supply/demand dynamics of this legacy market in which declining supply has met with stable demand, can provide a tailwind to prices following last year’s pause in prices.  The sector, currently approximately $700 billion in size, continues to be a potentially attractive source of value for a strategy based on intensive loan-level credit analysis and active/nimble  management We believe that the Fund’s relatively small size in contrast to many bond funds is particularly well suited to this fragmented and opaque over-the-counter sector. Bonds in this sector continued to offer a combination of attractive yields, low and declining interest rate sensitivity, discount prices relative to par, and optionality to continued real estate market improvement.

In contrast to our overall positive outlook for RMBS, we have become more cautious of the legacy and agency CMBS sectors, although higher yield spreads following price declines during 2015 have begun to generate more interesting investment

SEMPER FUNDS

opportunities.  Similar to a year ago, we remain cautious overall with respect to the agency MBS sector.  Spreads have remained low, partially the result of continued Fed purchases, although limited to reinvestment of cash flows from their large existing balance sheet holdings of MBS; prices remain well above 100 given low overall levels of rates; and duration remains relatively high, potentially leading to price declines if rates rise in the coming quarters.  As a result we expect to maintain a limited allocation to this sector.

The Semper Short Duration Fund (the ”Short Duration Fund” or the ”Fund”) ended the fiscal year less than one month shy of its five year anniversary, with total assets of approximately $45 million.  For the fiscal year ended November 30, 2015, performance for the Institutional Class was 1.48%, and for the Investor Class was 1.23%.  The performance of the Barclays Capital 1-3 Year U.S. Government Index during this same period was 0.43%.  The performance of the Barclays Capital 1-3 Year U.S. Treasury Index returned 0.40% during this period.

In contrast to the 10-year Treasury, which closed the year roughly where it began, the 2-year Treasury yield rose for a second consecutive year during the Short Duration Fund’s fiscal year, from approximately 0.5% to 0.9%, consistent with the market’s increasing expectation that the Fed would begin raising the Fed Funds rate in late 2015 or early 2016.  As a result, the portfolio’s low duration relative to the Barclays Capital 1-3 Year U.S. Government Index and the Barclays Capital 1-3 Year Treasury Index, in a range of 0.7 years to 1.2 years versus 1.9 years for the indices, was a source of excess return, as rising interest rates generally result in declining bond prices.

The primary source of performance for the Fund, and for the excess return relative to the indices, was incremental yield earned by the Fund from its overweighting in spread sectors including MBS, CMBS, asset-backed securities (”ABS”), and municipal securities.  This performance was modestly reduced by the Fund’s allocation to CMBS, which in general underperformed relative to RMBS and most ABS sectors.  For most of the period, this allocation to non-Treasury and non-government agency debentures was over 75%.  The Fund earned yield in excess of yield of comparable duration Treasuries and government agency debentures during the period.  For example, the Fund’s Institutional Class 30-day SEC yield (subsidized and unsubsidized) as of November 30th, 2015 was 2.92% and 2.54% respectively, versus the Barclays Capital 1-3 Year U.S. Government  Index yield of 0.95%.

The Short Duration Fund invests primarily in high quality, fixed income securities with maturity dates or average maturities (also called effective maturities or average lives) generally three years and under.  Although MBS are issued with stated maturities that may be 15, 30, or even 40 years, scheduled monthly and unscheduled payments of principal on the securities’ underlying mortgages significantly shorten the securities’ effective maturities.  ABS have structures and characteristics similar to those of MBS. Accordingly, the effective maturity, or interest rate sensitivity, of the Fund’s investments have been generally three years and under. For most of the fiscal year, duration was kept below 1.2 years, in expectation for rising interest rates.

SEMPER FUNDS

Semper Capital Management, L.P. (”Semper”) the Fund’s investment adviser, invested in a combination of government-guaranteed and private securitized debt, municipals, and cash equivalents with a focus on maintaining high quality, appropriate liquidity, and significant diversification that we believe have the ability to be in a position to benefit from current market conditions.  Semper continued to sell securities short to offset the interest rate sensitivity of certain of the Fund’s longer maturity positions, while maintaining the attractive yield offered by these securities, including municipals and GNMA (Ginnie Mae) project loans.  During the period we sold Treasuries, agency MBS To Be Announced securities (TBAs), and also invested in a pool of interest only agency MBS, designed to potentially appreciate during periods of rising rates.

At the end of November 2015, the Short Duration Fund was well diversified with over 150 positions.  Twenty-eight percent (28%) of the Fund’s portfolio was invested in RMBS, 32% in CMBS, 29% in ABS, 4% in municipal securities, and 7% in cash equivalents.  The portfolio’s effective duration, or interest rate sensitivity, was approximately 0.8 years.

We expect that the portfolio’s overall structure in 2016 will remain similar, with a significant allocation to RMBS and CMBS, and low interest rate sensitivity.  With a strengthening U.S. economy and an expectation that the Fed will continue on a path of gradually raising their target interest rate, we believe that a continuation of our strategy to invest in securities with credit sensitivity to improving real estate fundamentals but relatively low interest rate sensitivity can best position the Fund to potentially perform well in 2016.

Sincerely,
Semper Capital Management, L.P.

Past performance is not a guarantee of future results.

Opinions expressed are those of Semper, the Semper MBS Total Return Fund’s and the Semper Short Duration Bond Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk.  Principal loss is possible.

The Funds invest in debt securities: As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. This risk is usually greater for longer-term debt securities. Recent turbulence in the financial markets and reduced liquidity in credit and fixed-income market may have an adverse effect on the Fund. Investments in mortgage-backed and asset-backed securities include additional risks that investors should be aware of such as credit risk, interest rate risk, prepayment risk, real estate market risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. Accordingly, the Funds may not be suitable for all investors.

SEMPER FUNDS

In addition, the MBS Total Return Fund invests in lower-rated and non-rated securities that present a greater risk of loss to principal and interest than higher-rated securities. The Fund regularly makes short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund. The Fund may invest in securities that are less liquid which can be difficult to sell. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities. The Fund may invest in To Be Announced (”TBA”) securities which involve interest rate and investment exposure risks. The Fund may invest in when-issued securities which may involve less favorable prices for securities, when delivered, and failure to deliver securities could cause a loss to the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete listing of Fund holdings, please refer to the Schedule of Investments in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

The Barclays Capital U.S. Mortgage Backed Securities Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid ARM – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).  Pool aggregates must have at least $250 million outstanding with a weighted average maturity of at least one year.

The Barclays 1-3 Year U.S. Government Index covers U.S. Treasury and agency securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Barclays 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

Effective Duration: Calculation for bonds with cash flow variability.  It takes into account that expected cash flows will fluctuate as interest rates change.

Yield: Interest income divided by price for a bond or portfolio of bonds.

Yield to Maturity:  Anticipated rate of return on a bond or portfolio of bonds if held until the maturity date.

30-Day SEC Yield: Standardized yield which is calculated based on a 30-day period ending on the last day of the previous month.  It is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period.

Cash flows: Coupon payments and repayment of the principal balances of a bond.

Par: Face value of a bond.

One cannot invest directly in an index.

This report must be preceded or accompanied by a prospectus.

The Semper Funds are distributed by Quasar Distributors, LLC.

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at November 30, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at November 30, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at November 30, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/15 – 11/30/15).

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses, with actual net expenses being limited to 1.00% and 0.75% per the operating expenses limitation agreement for the Semper MBS Total Return Fund – Investor Class and Institutional Class shares, respectively, and limited to 0.85% and 0.60% per the operating expenses limitation agreement for the Semper Short Duration Fund – Investor Class and Institutional Class shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in a Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at November 30, 2015 (Unaudited), Continued

MBS Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/15	11/30/15	6/1/15 – 11/30/15(1)
Investor Class
Actual	$1,000.00	$1,016.90	$5.06
Hypothetical (5% return	$1,000.00	$1,020.05	$5.06
before expenses)

Institutional Class
Actual	$1,000.00	$1,019.10	$3.80
Hypothetical (5% return	$1,000.00	$1,021.31	$3.80
before expenses)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper MBS Total Return Fund – Investor Class and Institutional Class are 1.00% and 0.75%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/15	11/30/15	6/1/15 – 11/30/15(1)
Investor Class
Actual	$1,000.00	$1,003.80	$4.27
Hypothetical (5% return	$1,000.00	$1,020.81	$4.31
before expenses)

Institutional Class
Actual	$1,000.00	$1,004.10	$3.01
Hypothetical (5% return	$1,000.00	$1,022.06	$3.04
before expenses)

(1)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

Comparison of the change in value of a $1,000,000 investment in the
Semper MBS Total Return Fund – Institutional Class vs
the Barclays Capital U.S. MBS Index

		Since
	One	Inception
Average Annual Total Return	Year	(7/22/13)
Semper MBS Total Return Fund – Investor Class	4.26%	9.14%
Semper MBS Total Return Fund – Institutional Class	4.51%	9.41%
Barclays Capital U.S. MBS Index	1.70%	3.42%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-855-736-7799 (855-SEM-PRXX).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Indices do not incur expenses and are  not available for investment.

The Barclays Capital U.S. MBS Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid adjustable rate mortgages – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Pool aggregates must have at least $250 million par outstanding with a weighted average maturity of at least one year.

SEMPER SHORT DURATION FUND

Comparison of the change in value of a $1,000,000 investment in the Semper
Short Duration Fund – Institutional Class vs the Barclays Capital 1-3 Year
Government Index and the Barclays Capital 1-3 Year U.S. Treasury Index

			Since
	One	Three	Inception
Average Annual Total Return	Year	Years	(12/23/10)
Semper Short Duration Fund – Investor Class	1.23%	1.09%	2.22%
Semper Short Duration Fund – Institutional Class	1.48%	1.34%	2.49%
Barclays Capital 1-3 Year Government Index	0.43%	0.57%	0.80%
Barclays Capital 1-3 Year U.S. Treasury Index	0.40%	0.56%	0.77%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-736-7799 (855-SEM-PRXX).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Indices do not incur expenses and are  not available for investment.

The Barclays Capital 1-3 Year Government Index (the “Index”) includes Treasury and agency securities issued by the U.S. Government with a maturity from one up to (but not including) three years.  The Index contains only dollar denominated, investment grade issues with at least $250 million par outstanding.  The total return of the Index includes the reinvestment of income.

The Barclays 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years.  This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding. The total return of the Index includes the reinvestment of income.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015

Principal
Amount		Value
	ASSET-BACKED SECURITIES – 8.9%
	Access Financial Manufactured Housing Contract Trust
$332,827	7.650%, due 5/15/21, Series 1995-1, Class B1	$186,950
	ALESCO Preferred Funding III Ltd.
2,152,941	1.971%, due 5/1/34, Series 2004-3,
	Class B1 (a)(d)(f)	839,647
2,745,000	1.971%, due 5/1/34, Series 2004-3, Class B2 (a)(d)	1,180,350
	American Credit Acceptance Receivables Trust
720,000	4.840%, due 10/12/21, Series 2015-3, Class C (d)	716,676
	Arbor Realty Collateralized Loan Obligation
2,500,000	5.147%, due 5/15/24, Series 2014-1A,
	Class C (a)(d)(f)	2,518,750
	Cajun Global, LLC
824,114	5.955%, due 2/20/41, Series 2011-1, Class A2 (d)	840,802
	Capitalsource Real Estate Loan Trust
1,621,262	0.580%, due 1/20/37, Series 2006-1A,
	Class A1A (a)(d)	1,616,105
	DT Auto Owner Trust
640,000	4.530%, due 10/17/22, Series 2015-3A,
	Class D (d)	640,483
	HOA Funding LLC
4,500,000	5.500%, due 8/20/44, Series 2015-1A,
	Class A2 (d)(f)	4,056,504
2,000,000	9.000%, due 8/20/44, Series 2015-1A,
	Class B (d)(f)	1,830,703
	INCAPS Funding I Ltd.
5,516,035	2.324%, due 6/1/33 (a)(d)(f)	4,743,790
845,147	2.329%, due 6/1/33 (a)(d)(f)	726,827
	Invitation Homes Trust
2,000,000	4.70%, due 12/17/31, Series 2014-SFR3,
	Class E (a)(d)	2,019,550
	KeyCorp Student Loan Trust
808,335	0.850%, due 1/25/37, Series 2003-A, Class 2B (a)	702,682
	MM Community Funding III
734,728	2.599%, due 5/1/32, Series 2002 (a)(d)(f)	642,887
	Oakwood Mortgage Investors, Inc.
235,940	0.252%, due 9/15/17, Series 2002-A, Class A1 (a)	210,673
	Ocwen Financial Corp.
1,770,000	6.625%, due 5/15/19 (d)	1,601,850

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Regional Diversified Funding
$4,266,667	0.912%, due 2/15/34, Series 2004-1,
	Class A-1 (a)(d)(f)	$3,413,333
	RFT Issuer Ltd.
2,000,000	4.077%, due 8/15/30, Series 2015-FL1,
	Class B (a)(d)(f)	1,990,000
	Skopos Auto Receivables Trust
3,700,000	5.710%, due 2/15/21, Series 2015-2A, Class B (d)	3,682,272
3,433,345	3.100%, due 12/15/23, Series 2015-1A,
	Class A (d)	3,422,691
	TPref Funding I Ltd.
594,336	1.221%, due 1/15/33, Series 2002 (a)(d)(f)	552,733
	Total Asset-Backed Securities (cost $38,983,224)	38,136,258

	COLLATERALIZED DEBT OBLIGATIONS – 0.9%
	Trapeza LLC
1,428,368	1.405%, due 11/30/32, Series 2002-1A,
	Class B1 (a)(d)(f)	1,192,688
1,434,008	0.730%, due 1/25/35, Series 2004-7A,
	Class A1 (a)(d)(f)	1,175,887
1,631,611	0.617%, due 4/6/42, Series 2007-12A,
	Class A1 (a)(d)(f)	1,248,182
	Total Collateralized Debt
	Obligations (cost $3,717,345)	3,616,757

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 5.2%
	Fannie Mae-Aces
2,231,097	6.169%, due 9/25/20, Series 2010-M6, Class SA (a)	437,797
	FREMF Mortgage Trust
4,664,078	4.225%, due 9/25/22, Series 2014-KF05,
	Class B (a)(d)	4,688,265
3,366,972	5.071%, due 2/25/22, Series 2015-KF08,
	Class B (a)(d)	3,392,649
2,000,000	7.34%, due 9/25/22, Series 2015-KF12,
	Class B (a)(f)	1,980,000
4,000,000	3.389%, due 7/25/22, Series 2015-K720,
	Class C (a)(d)(f)	3,190,000

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	FREMF Mortgage Trust (Continued)
$916,000	3.389%, due 7/25/22, Series 2015-K720,
	Class B (a)(d)(f)	$810,660
6,500,000	3.60%, due 6/25/48, Series 2015-K47,
	Class B (a)(d)	5,902,114
2,020,000	3.635%, due 8/25/48, Series 2015-K48,
	Class C (a)(d)(f)	1,590,750
	GNMA REMIC Trust
94,541	1.886%, due 3/16/46, Series 2013-46, Class AC (a)	92,529
5,311,018	0.864%, due 8/16/52, Series 2012-25, Class IO (a)	250,688
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $22,525,413)	22,335,452

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 20.0%
	Banc of America Commercial Mortgage Trust
570,000	5.330%, due 12/10/42, Series 2004-6,
	Class G (a)(d)(f)	28,500
3,000,000	5.421%, due 10/10/45, Series 2006-6, Class AJ (a)	3,047,395
	Bayview Commercial Asset Trust
526,895	0.671%, due 4/25/35, Series 2005-1,
	Class M2 (a)(d)	464,473
1,399,090	4.721%, due 4/25/35, Series 2005-1A,
	Class B3 (a)(d)	1,371,494
1,927,392	0.711%, due 11/25/35, Series 2005-3A,
	Class M2 (a)(d)	1,642,618
2,644,816	0.521%, due 1/25/36, Series 2005-4A,
	Class A1 (a)(d)	2,314,427
458,710	0.621%, due 4/25/36, Series 2006-1A,
	Class M2 (a)(d)	374,407
4,340,000	0.871%, due 4/25/36, Series 2006-SP1,
	Class M4 (a)(d)	3,469,266
702,381	0.531%, due 7/25/36, Series 2006-2A,
	Class M1 (a)(d)	596,822
1,248,134	0.641%, due 7/25/36, Series 2006-2A,
	Class M4 (a)(d)	987,739
483,173	1.091%, due 7/25/36, Series 2006-2A,
	Class B1 (a)(d)	349,505

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Bayview Commercial Asset Trust (Continued)
$2,265,635	0.511%, due 7/25/37, Series 2007-3,
	Class A2 (a)(d)	$1,824,459
18,264,950	4.188%, due 4/25/38, Series 2008-2,
	Class SIO (a)(d)	230,969
	Bear Stearns Commercial Mortgage Securities Trust
1,077,875	6.625%, due 10/15/32, Series 2000-WF2, Class J	1,084,916
1,800,000	5.510%, due 3/11/39, Series 2006-PW11,
	Class D (a)(d)(f)	1,404,000
15,008	4.898%, due 6/11/41, Series 2005-PWR8,
	Class D	14,974
1,060,000	4.997%, due 6/11/41, Series 2005-PWR8,
	Class E (a)(d)	1,046,315
586,068	5.611%, due 9/11/41, Series 2006-PW13,
	Class AJ (a)	591,878
	Business Loan Express
365,595	0.771%, due 7/25/28, Series 2002-1A,
	Class A (a)(d)	345,206
811,726	1.221%, due 4/25/29, Series 2003-1A,
	Class A (a)(d)(f)	738,671
477,788	1.021%, due 6/27/33, Series 2005-1A,
	Class M (a)(d)(f)	410,898
	CFCRE Commercial Mortgage Trust
2,570,000	3.997%, due 7/15/30, Series 2015-RUM,
	Class D (a)(d)	2,584,832
	CNL Commercial Mortgage Loan Trust
579,047	0.847%, due 10/20/27, Series 2001-1A,
	Class A (a)(d)	533,766
148,973	2.707%, due 10/20/27, Series 2001-1A,
	Class B (a)(d)	134,065
402,716	0.933%, due 3/23/28, Series 2001-2A,
	Class A (a)(d)	369,208
154,360	0.821%, due 10/25/28, Series 2002-1A,
	Class A (a)(d)	136,029
330,879	1.032%, due 3/27/29, Series 2002-2A,
	Class A (a)(d)	300,661
928,993	0.697%, due 5/15/31, Series 2003-1A,
	Class A1 (a)(d)	857,741

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Comm Mortgage Trust
$1,600,000	5.377%, due 12/10/46, Series 2006-C8, Class AJ	$1,592,546
	Credit Suisse First Boston Mortgage Securities Corp.
1,450,000	5.792%, due 1/15/37, Series 2004-C1,
	Class H (a)(d)	1,348,340
348,237	5.536%, due 11/15/37, Series 2004-C5,
	Class H (a)(d)	264,852
4,000,000	4.231%, due 5/15/38, Series 2003-C3,
	Class J (a)(d)	3,866,962
446,800	5.183%, due 8/15/38, Series 2005-C4,
	Class E (a)(d)	446,137
4,062,000	5.135%, due 10/15/39, Series 2004-C4,
	Class E (a)(d)	4,243,324
	Credit Suisse Commercial Mortgage Trust
2,000,000	5.538%, due 9/15/39, Series 2006-C4, Class AJ (a)	1,999,605
483,476	5.383%, due 2/15/40, Series 2010-RR4,
	Class 1BA (a)(d)	492,139
	FFCA Secured Lending Corp.
3,630,470	7.850%, due 5/18/26, Series 1999-2,
	Class WA1C (d)(f)	3,721,232
	GCCFC Commercial Mortgage Trust
3,000,000	5.287%, due 8/10/42, Series 2005-GG3,
	Class F (a)(d)	2,772,461
	GE Commercial Mortgage Corp.
3,413,184	5.427%, due 11/10/45, Series 2005-C4,
	Class AJ (a)	3,401,154
	GS Mortgage Securities Trust
6,000,000	5.794%, due 8/10/45, Series 2007-GG10,
	Class AM (a)	5,993,778
	GSCCRE Commercial Mortgage Trust
1,000,000	4.081%, due 8/15/32, Series 2015-HULA,
	Class D (a)(d)(f)	997,500
	JP Morgan Chase Commercial Mortgage Securities Trust
3,240,000	5.186%, due 9/12/37, Series 2005-CB12,
	Class B (a)	3,152,575
800,000	5.373%, due 7/15/41, Series 2004-LN2,
	Class D (a)	650,873

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	JP Morgan Chase Commercial Mortgage Securities Trust (Continued)
$100,000	0.338%, due 4/15/45, Series 2006-LDP7,
	Class B (a)	$64,205
805,000	6.009%, due 2/15/51, Series 2007-LDP12,
	Class B (a)	784,383
	Key Commercial Mortgage Pass Through Certificates
770,000	5.701%, due 12/15/40, Series 2007-SL1,
	Class B (a)(d)	778,032
	LB Commercial Mortgage Trust
1,255,356	6.720%, due 10/15/32, Series 1999-C2,
	Class K	1,267,130
	LB-UBS Commercial Mortgage Trust
2,672,500	4.979%, due 1/15/36, Series 2004-C1,
	Class E (a)	2,678,223
439,694	5.094%, due 12/15/39, Series 2004-C8,
	Class G (a)(d)	442,172
	Lehman Brothers Small Balance Commercial
414,100	1.171%, due 2/25/30, Series 2005-1A,
	Class B (a)(d)	324,112
480,000	0.511%, due 9/25/36, Series 2006-2A,
	Class M1 (a)(d)	361,476
1,500,000	1.121%, due 9/25/36, Series 2006-2A,
	Class B (a)(d)	742,348
	ML-CFC Commercial Mortgage Trust
190,000	5.889%, due 6/12/46, Series 2006-2,
	Class B (a)(d)	183,443
2,000,000	0.377%, due 8/12/48, Series 2007-5,
	Class AMFL (a)(d)	1,902,200
4,000,000	5.239%, due 12/12/49, Series 2006-4, Class AJ (a)	3,989,115
	Morgan Stanley Bank of America Merrill Lynch Trust
1,000,000	3.732%, due 8/15/47, Series 2015-C24, Class A4	1,036,375
	Morgan Stanley Capital I Trust
1,000,000	5.595%, due 6/12/47, Series 2005-T19,
	Class G (a)(d)	969,727
	Velocity Commercial Capital Loan Trust
1,869,000	6.052%, due 9/25/44, Series 2014-1,
	Class M2 (a)(d)(f)	1,869,000
1,500,000	5.880%, due 6/25/45, Series 2015-1,
	Class M2 (a)(d)(f)	1,477,500

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Wachovia Bank Commercial Mortgage Trust
$400,000	5.565%, due 12/15/44, Series 2005-C22,
	Class B (a)	$399,368
970,000	5.672%, due 10/15/48, Series 2006-C28,
	Class B (a)	972,248
3,220,000	5.368%, due 11/15/48, Series 2006-C29,
	Class AJ (a)	3,196,944
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $87,084,043)	85,636,713

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 2.4%
	Fannie Mae Connecticut Avenue Securities
8,000,000	4.221%, due 5/27/25, Series 2015-C02,
	Class 1M2 (a)	7,663,535
2,400,000	5.921%, due 4/25/28, Series 2015-C04,
	Class 1M2 (a)(f)	2,457,000
	FNMA REMIC Trust
197,280	2.000%, due 10/25/40, Series 2013-53,
	Class CB	196,006
	GNMA II Pool
78,422	2.564%, due 9/20/63, Series #899223 (a)	82,723
	Total Residential Mortgage-Backed Securities –
	Agency (cost $10,359,477)	10,399,264

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 55.5%
	ABSC Long Beach Home Equity Loan Trust
582,183	8.550%, due 9/21/30, Series 2000-LB1,
	Class AF5 (a)	610,057
	ACE Security Corp. Home Equity Loan Trust
346,978	1.391%, due 7/25/33, Series 2003-NC1,
	Class M1 (a)	328,889
	Adjustable Rate Mortgage Trust
1,197,475	2.757%, due 9/25/35, Series 2005-5, Class 2A1 (a)	1,009,705
378,557	0.761%, due 11/25/35, Series 2005-6A,
	Class 1A1 (a)	315,380
2,523,079	0.371%, due 3/25/37, Series 2007-1, Class 5A1 (a)	1,933,921

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Aegis Asset Backed Securities Trust
$3,170,685	0.391%, due 1/25/37, Series 2006-1, Class A2 (a)	$2,152,234
	AFC Home Equity Loan Trust
478,005	7.470%, due 9/27/27, Series 1997-3, Class 1A4 (g)	475,938
476,867	1.150%, due 11/24/28, Series 1998-4, Class 2A2 (a)	437,428
603,948	1.101%, due 2/25/29, Series 1999-1, Class 1A1 (a)	526,086
830,505	0.921%, due 6/25/30, Series 2000-2, Class 2A (a)	701,963
146,100	0.971%, due 10/25/30, Series 2000-3,
	Class 1A (a)(d)	129,740
	American Home Mortgage Investment Trust
308,021	6.100%, due 1/25/37, Series 2007-A,
	Class 13A1 (d)(g)	182,540
181,312	2.311%, due 4/25/44, Series 2004-1,
	Class 3A (a)	177,731
	Amresco Residential Securities Mortgage Loan Trust
1,973,244	1.471%, due 11/25/29, Series 1999-1, Class M1 (a)	1,794,362
	Asset Backed Funding Certificates
84,605	2.321%, due 2/25/32, Series 2002-WF2,
	Class M2 (a)	83,641
6,225,102	1.001%, due 9/25/33, Series 2004-AHL1,
	Class M1 (a)	5,319,008
	Asset Backed Securities Corp. Home Equity Loan Trust
2,428,247	7.110%, due 6/21/29, Series 1999-LB1, Class A1F	2,554,287
498,424	1.451%, due 2/25/35, Series 2005-HE2,
	Class M4 (a)	272,801
	Banc of America Alternative Loan Trust
571,423	5.500%, due 12/25/33, Series 2003-10, Class 3A1	586,742
1,530,940	6.000%, due 1/25/37, Series 2006-9, Class 2NC1	998,985
	Banc of America Funding Corp.
1,646,450	5.500%, due 2/26/20, Series 2009-R17,
	Class 3A2 (d)	1,655,948
1,081,677	5.500%, due 6/28/21, Series 2009-R15,
	Class 5A3 (d)	1,074,214
84,346	2.811%, due 12/20/34, Series 2004-B,
	Class 1A1 (a)	76,660
1,306,780	3.004%, due 12/20/34, Series 2004-B,
	Class 3A2 (a)	712,909
35,398	3.085%, due 12/20/34, Series 2004-C,
	Class 1B2 (a)	33,914

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Banc of America Funding Corp. (Continued)
$2,535,596	2.460%, due 9/20/35, Series 2005-F,
	Class 1X (a)	$215,685
3,425,119	0.671%, due 7/25/37, Series 2008-R4,
	Class 1A4 (a)(d)	2,339,181
1,530,466	2.446%, due 7/26/37, Series 2009-R9,
	Class 2A2 (a)(d)	1,128,396
204,025	44.714%, due 7/25/47, Series 2007-5,
	Class 7A2 (a)	371,056
	Banc of America Mortgage Securities
120,787	5.241%, due 12/26/22, Series 2007-4, Class 2A3 (a)	118,778
121,120	5.500%, due 1/25/34, Series 2003-10, Class 1A2	120,304
236,285	5.500%, due 3/25/34, Series 2004-2, Class 1A8	242,475
	Bayview Financial Acquisition Trust
12,526,000	6.725%, due 5/28/37, Series 2007-A, Class 1A4 (g)	12,356,101
2,540,000	1.632%, due 4/28/39, Series 2005-B, Class B1 (a)	2,344,418
3,037,000	1.033%, due 6/28/44, Series 2005-C, Class M4 (a)	2,376,066
	Bayview Financial Asset Trust
1,057,576	0.671%, due 3/25/37, Series 2007-SR1A,
	Class A (a)(d)	934,058
665,543	1.021%, due 3/25/37, Series 2007-SR1A,
	Class M1 (a)(d)	582,949
361,642	1.121%, due 3/25/37, Series 2007-SR1A,
	Class M2 (a)(d)	308,626
	Bayview Financial Revolving Asset Trust
3,233,676	1.163%, due 12/28/40, Series 2005-E,
	Class A2A (a)(d)	2,403,886
4,144,192	1.233%, due 12/28/40, Series 2005-E,
	Class A1 (a)(d)	3,162,924
	Bear Stearns Adjustable Rate Mortgage Trust
2,076,362	2.533%, due 5/25/34, Series 2004-2, Class 13A (a)	1,960,208
343,548	2.920%, due 9/25/34, Series 2004-6, Class 2A2 (a)	296,940
49,819	5.136%, due 2/25/36, Series 2005-12,
	Class 24A1 (a)	43,672
	Bear Stearns ALT-A Trust
655,325	2.675%, due 11/25/34, Series 2004-11,
	Class 2A6A (a)	618,455
395,969	2.579%, due 1/25/35, Series 2004-12, Class 2A6 (a)	346,170
758,479	2.779%, due 1/25/35, Series 2004-12, Class 2A4 (a)	663,920

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Bear Stearns Asset Backed Securities Trust
$2,353,701	0.652%, due 9/25/34, Series 2005-CL1,
	Class A1 (a)	$2,272,633
11,831,526	0.516%, due 9/25/35, Series 2005-SD4,
	Class 1X (a)	310,554
	Bear Stearns Mortgage Securities, Inc.
427,674	6.333%, due 3/25/31, Series 1997-6, Class 1A (a)	437,488
	Chase Funding Mortgage Loan Asset-Backed Certificates
160,401	6.333%, due 4/25/32, Series 2002-2, Class 1A5 (g)	163,841
	Chase Mortgage Finance Corp.
575,997	2.704%, due 12/25/37, Series 2007-A3,
	Class 1A7 (a)	498,737
	ChaseFlex Trust
594,912	5.500%, due 2/25/35, Series 2005-1,
	Class 2A4	529,386
	Chevy Chase Mortgage Funding Corp.
544,162	0.421%, due 1/25/36, Series 2005-1,
	Class A2 (a)(d)	484,422
733,336	0.501%, due 10/25/46, Series 2005-C,
	Class A2 (a)(d)	560,425
	CIT Group Home Equity Loan Trust
527,436	7.210%, due 2/25/33, Series 2002-1, Class AF5 (g)	528,279
	Citicorp Mortgage Securities Trust
227,612	5.500%, due 6/25/36, Series 2006-3, Class 3A1	230,171
489,936	5.500%, due 4/25/37, Series 2007-3, Class 3A1	491,071
137,119	5.500%, due 7/25/37, Series 2007-6, Class 3A1	134,018
967,499	6.000%, due 9/25/37, Series 2007-8, Class 1A4	968,429
	Citigroup Mortgage Loan Trust
1,509,067	5.750%, due 4/25/23, Series 2009-8,
	Class 6A2 (a)(d)	1,512,966
434,227	6.000%, due 7/25/34, Series 2004-NCM1,
	Class 2A2	449,588
2,597,606	1.547%, due 10/25/35, Series 2009-11,
	Class 6A2 (a)(d)	1,906,723
1,457,826	2.853%, due 9/25/35, Series 2005-7, Class 1A1 (a)	1,068,940
7,581,874	2.629%, due 6/25/36, Series 2006-AR3,
	Class 2A1A (a)	6,071,185
323,074	2.923%, due 7/25/36, Series 2006-AR5,
	Class 1A3A (a)	269,926

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Citigroup Mortgage Loan Trust (Continued)
$246,537	6.333%, due 1/25/37, Series 2007-OPX1,
	Class A4B (g)	$165,901
769,695	3.108%, due 9/25/37, Series 2007-10,
	Class 2A3A (a)	650,431
690,068	1.221%, due 10/25/37, Series 2007-FS1,
	Class 2A1A (a)(d)	489,310
	CitiMortgage Alternative Loan Trust
208,695	6.000%, due 10/25/36, Series 2006-A5,
	Class 3A1	174,642
	Conseco Finance Home Loan Trust
360,320	10.260%, due 8/15/31, Series 2000-E,
	Class B1 (a)	394,566
	Countrywide Alternative Loan Trust
1,506,122	6.000%, due 4/25/34, Series 2004-J2, Class 4A1	1,549,403
1,110,072	2.673%, due 9/25/34, Series 2004-15,
	Class 2A2 (a)	865,826
360,324	7.000%, due 9/25/34, Series 2004-J8, Class 1A1	367,984
131,027	6.000%, due 8/25/37, Series 2008-2R, Class 3A1	107,798
166,485	6.000%, due 8/25/37, Series 2008-2R, Class 2A1	132,902
	Countrywide Home Loans
145,145	5.000%, due 6/25/18, Series 2003-15, Class 2A1	143,805
529,493	2.690%, due 9/25/33, Series 2003-37,
	Class 2A1 (a)	492,516
2,626,000	5.250%, due 6/25/34, Series 2004-09, Class A5	2,646,961
110,343	2.713%, due 8/25/34, Series 2004-12,
	Class 12A1 (a)	102,861
892,958	2.338%, due 10/20/34, Series 2004-15,
	Class 3A (a)	766,123
4,688,117	6.000%, due 10/25/34, Series 2005-8R, Class A3	4,736,957
1,575,655	6.000%, due 3/25/35, Series 2005-R1,
	Class 2A1 (d)	1,478,468
735,133	2.843%, due 4/25/35, Series 2005-11,
	Class 1A2 (a)	670,635
67,309	18.230%, due 1/25/36, Series 2005-30,
	Class A2 (a)	85,640
877,752	2.564%, due 2/20/36, Series 2005-HYB9,
	Class 1A1 (a)	751,597
2,315,163	5.500%, due 2/25/36, Series 2006-J1, Class 2A1	2,269,457

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Countrywide Home Loans (Continued)
$144,049	2.574%, due 4/20/36, Series 2006-HYB2,
	Class 3A1 (a)	$123,793
220,460	2.566%, due 3/25/37, Series 2007-HYB1,
	Class 3A1 (a)	194,078
1,226,242	6.000%, due 7/25/37, Series 2007-J3, Class A4	1,028,280
	Credit Suisse First Boston Mortgage Securities Corp.
45,253	7.500%, due 6/25/20, Series 1997-2, Class A (d)	46,876
563,228	4.94%, due 5/25/32, Series 2002-10,
	Class 1M2 (a)	527,976
191,377	2.405%, due 3/25/33, Series 2003-AR9,
	Class CB1 (a)	160,671
1,285,730	1.049%, due 7/25/33, Series 2003-AR18,
	Class 4M3 (a)	1,222,818
1,031,060	2.321%, due 2/25/34, Series 2004-AR1,
	Class 6M2 (a)	868,711
	Credit Suisse Mortgage Trust
324,534	5.000%, due 4/25/29, Series 2007-5, Class 9A2	319,503
188,406	5.750%, due 12/26/35, Series 2005-1R,
	Class 2A5 (d)	168,529
2,873,334	5.896%, due 4/25/36, Series 2006-3,
	Class 1A4A (g)	2,185,786
275,586	6.500%, due 7/26/36, Series 2007-5R,
	Class A5	163,052
3,788,000	0.721%, due 10/25/36, Series 2006-CF3,
	Class M2 (a)(d)	2,940,782
956,523	5.500%, due 11/25/36, Series 2006-9, Class 2A1	915,794
2,900,875	6.500%, due 11/25/36, Series 2006-9, Class 4A13	2,832,660
746,026	2.767%, due 4/28/37, Series 2011-6R,
	Class 4A2 (a)(d)	559,083
	CSAB Mortgage-Backed Trust
1,143,713	6.200%, due 11/25/36, Series 2006-3,
	Class A5A (g)	1,142,358
	Deutsche Alt-A Securities, Inc.
1,930,243	0.431%, due 6/25/37, Series 2007-AR3,
	Class 1A2 (a)	1,528,014
	Encore Credit Receivables Trust
196,731	0.711%, due 10/25/35, Series 2005-3,
	Class M2 (a)	193,544

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	EquiFirst Mortgage Loan Trust
$859,134	0.701%, due 1/25/34, Series 2004-1, Class 1A1 (a)	$792,255
20,381	0.941%, due 4/25/35, Series 2005-1, Class M3 (a)	16,237
1,886,073	2.222%, due 4/25/35, Series 2005-1, Class M7 (a)	909,799
	Equity One ABS, Inc.
1,617,327	0.861%, due 5/25/32, Series 2001-3, Class AV1 (a)	1,350,448
84,956	6.039%, due 11/25/32, Series 2002-3, Class M1 (a)	85,049
933,011	5.658%, due 9/25/33, Series 2003-2, Class M2 (a)	930,596
	First Franklin Mortgage Loan Trust
615,161	0.841%, due 11/25/31, Series 2001-FF2,
	Class A1 (a)	560,321
922,884	2.696%, due 3/25/34, Series 2003-FF5,
	Class M3 (a)	678,248
4,473,521	0.761%, due 10/25/35, Series 2005-FF9,
	Class M1 (a)	2,119,360
	First Horizon Alternative Mortgage Securities
2,077,680	2.243%, due 5/25/35, Series 2005-AA3,
	Class 2A1 (a)	1,553,023
505,441	2.375%, due 7/25/36, Series 2006-AA4,
	Class 1A1 (a)	391,475
	First Horizon Mortgage Pass-Through Trust
1,358,246	2.949%, due 5/25/35, Series 2005-AR2,
	Class 1A1 (a)	1,274,688
137,292	6.000%, due 8/25/36, Series 2006-2, Class 1A7	131,970
327,106	6.000%, due 2/25/37, Series 2006-4, Class 1A11	295,066
310,648	2.447%, due 7/25/37, Series 2007-AR2,
	Class 2A1 (a)	242,482
	GMACM Home Equity Loan Trust
953,567	5.120%, due 4/25/33, Series 2003-HE2,
	Class A4 (g)	964,257
	GMACM Mortgage Loan Trust
423,180	5.500%, due 10/25/33, Series 2003-GH2,
	Class A4 (g)	417,452
	GS Mortgage Securities Corp.
91,067	7.500%, due 9/25/36, Series 2008-2R,
	Class 1A1 (a)(d)	71,341
1,252,943	7.500%, due 10/25/36, Series 2008-2R,
	Class 2A1 (a)(d)	999,726

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	GSAA Home Equity Trust
$150,943	0.692%, due 7/25/37, Series 2007-7, Class A4 (a)	$122,978
5,082,624	0.321%, due 3/25/47, Series 2007-3,
	Class 2A1B (a)	999,590
	GSMPS Mortgage Loan Trust
177,427	7.750%, due 5/19/27, Series 1998-2,
	Class A (a)(d)	189,636
645,827	8.500%, due 1/25/36, Series 2006-RP1,
	Class 1A4 (d)	704,193
	GSR Mortgage Loan Trust
93,060	4.500%, due 1/25/21, Series 2006-2F, Class 5A1	89,339
1,351,048	0.521%, due 4/25/32, Series 2004-4, Class 2A4 (a)	1,157,881
428,306	2.798%, due 9/25/34, Series 2004-11,
	Class 1A1 (a)	409,179
128,475	0.551%, due 12/25/34, Series 2004-14,
	Class 2A1 (a)	117,022
568,388	2.748%, due 4/25/35, Series 2005-AR2,
	Class 1A3 (a)	427,299
114,982	5.500%, due 3/25/36, Series 2006-3F, Class 1A2	102,992
	HarborView Mortgage Loan Trust
291,302	2.754%, due 2/25/36, Series 2006-2, Class 1A (a)	244,812
350,319	3.304%, due 6/19/36, Series 2006-3, Class 1A (a)	219,696
5,840,685	0.423%, due 5/19/46, Series 2006-4, Class 3A1A (a)	2,466,387
	HomeBanc Mortgage Trust
1,315,000	0.711%, due 10/25/35, Series 2005-4, Class M2 (a)	897,935
	HSI Asset Loan Obligation Trust
846,058	2.713%, due 1/25/37, Series 2007-AR1,
	Class 2A1 (a)	669,478
780,433	6.500%, due 6/25/37, Series 2007-1,
	Class 2A12	535,209
	IMC Home Equity Loan Trust
672,109	6.720%, due 8/20/29, Series 1998-3, Class A7 (g)	691,534
	Impac CMB Trust
586,715	5.216%, due 12/25/32, Series 2002-9F,
	Class A1 (g)	584,878
82,480	1.061%, due 10/25/33, Series 2003-11,
	Class 2A1 (a)	80,849
142,226	1.041%, due 8/25/34, Series 2004-8, Class 3A (a)	129,645
585,622	1.271%, due 10/25/34, Series 2004-6, Class M3 (a)	497,339

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Impac CMB Trust (Continued)
$702,527	1.871%, due 10/25/34, Series 2004-5,
	Class 1M4 (a)	$624,372
621,041	2.696%, due 5/25/35, Series 2005-4, Class 2B1 (a)	619,911
	IndyMac INDX Mortgage Loan Trust
108,511	1.021%, due 5/25/34, Series 2004-AR10,
	Class 2A1 (a)	99,882
425,621	3.276%, due 11/25/34, Series 2004-AR9,
	Class 1A (a)	374,600
1,319,548	2.605%, due 6/25/35, Series 2005-AR7,
	Class 1A1 (a)	922,747
234,258	2.932%, due 9/25/36, Series 2006-AR25,
	Class 6A1 (a)	217,680
	IndyMac Residential Asset Backed Trust
451,790	0.381%, due 7/25/37, Series 2007-B,
	Class 2A2 (a)	285,301
	Irwin Home Equity
139,030	2.096%, due 1/25/34, Series 2004-A, Class M2 (a)	136,247
222,139	5.900%, due 9/25/37, Series 2006-3,
	Class 2A4 (d)(g)	224,275
	JP Morgan Mortgage Trust
1,140,373	2.698%, due 7/25/35, Series 2007-A1,
	Class 2A3 (a)	1,014,779
	Lavender Trust
400,000	5.500%, due 9/26/35, Series 2010-RR6A,
	Class A3 (d)	404,634
445,000	6.250%, due 9/26/36, Series 2010-RR10A,
	Class A3 (d)	450,405
	Lehman Mortgage Trust
558,814	5.800%, due 1/25/36, Series 2005-3, Class 2A5	550,331
627,059	5.000%, due 4/25/36, Series 2006-2, Class 4A1	620,487
3,606,732	0.641%, due 12/25/36, Series 2006-8,
	Class 2A1 (a)	1,687,275
153,459	0.000%, due 6/25/37, Series 2007-5, Class PO1 (e)	118,517
6,604,059	7.250%, due 9/25/37, Series 2007-8, Class 3A1	3,571,492
329,910	0.000%, due 10/25/37, Series 2007-9, Class AP (e)	241,009
	Lehman Structured Securities Corp.
118,258	0.000%, due 7/26/24, Series 2002-GE1,
	Class A (a)(d)(f)	94,606

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Long Beach Mortgage Loan Trust
$476,870	0.781%, due 9/25/34, Series 2004-5, Class A5 (a)	$427,187
	MASTR Adjustable Rate Mortgages Trust
2,848,509	2.540%, due 11/25/33, Series 2003-5, Class 6A1 (a)	2,744,339
376,196	0.551%, due 12/25/34, Series 2004-15,
	Class 6A1 (a)	321,142
	MASTR Alternative Loan Trust
1,051,726	6.063%, due 1/25/35, Series 2004-13,
	Class 4A1 (a)	1,070,016
	MASTR Asset Backed Securities Trust
681,049	4.906%, due 8/25/33, Series 2003-WMC2,
	Class M5 (a)	652,404
342,700	1.946%, due 2/25/34, Series 2004-WMC1,
	Class M2 (a)	341,605
	MASTR Asset Securitization Trust
4,186,149	0.721%, due 6/25/36, Series 2006-2, Class 2A2 (a)	2,414,068
	MASTR Reperforming Loan Trust
211,712	6.000%, due 8/25/34, Series 2005-1,
	Class 1A1 (d)	208,839
609,433	0.571%, due 5/25/35, Series 2005-2,
	Class 1A1F (a)(d)	499,137
	MASTR Specialized Loan Trust
9,097,000	1.071%, due 5/25/37, Series 2007-2,
	Class M1 (a)(d)(f)	2,911,040
	Merrill Lynch Mortgage Backed Securities Trust
862,966	3.040%, due 4/25/37, Series 2007-1, Class 2A1 (a)	736,048
	Merrill Lynch Mortgage Investors Trust
81,822	2.218%, due 3/25/33, Series 2003-A2,
	Class 2M1 (a)	75,544
	Merrill Lynch Mortgage Synthetic
1,235,714	0.998%, due 6/28/35, Series 2005-ACR1,
	Class M2 (a)(d)	1,155,629
	MESA Trust Asset Backed Certificates
1,066,232	3.449%, due 2/18/33, Series 2002-1, Class B1 (a)(d)	1,073,392
	MLCC Mortgage Investors, Inc.
622,147	2.003%, due 1/25/29, Series 2003-G,
	Class B1 (a)(d)	531,998
380,296	2.186%, due 4/25/35, Series 2005-1, Class 2A3 (a)	336,822
255,947	2.353%, due 9/25/37, Series 2007-3, Class 1A2 (a)	229,681

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Morgan Stanley Dean Witter Capital I Trust
$168,197	1.646%, due 10/25/31, Series 2001-NC3,
	Class M1 (a)	$163,784
74,353	1.496%, due 2/25/32, Series 2001-AM1,
	Class M1 (a)	69,471
1,395,972	2.171%, due 7/25/32, Series 2002-HE1,
	Class M2 (a)	1,435,552
	Morgan Stanley Mortgage Loan Trust
3,378,383	2.641%, due 11/25/37, Series 2007-14AR,
	Class 5A1 (a)	2,077,434
	New Century Alternative Mortgage Loan Trust
291,649	5.710%, due 10/25/36, Series 2006-ALT2,
	Class AF2 (a)	158,999
	New York Mortgage Trust
2,867,882	0.821%, due 8/25/35, Series 2005-2, Class M1 (a)	2,557,942
1,236,112	1.221%, due 8/25/35, Series 2005-2, Class M2 (a)	1,090,264
	Nomura Asset Acceptance Corp.
408,659	7.000%, due 2/19/30, Series 2001-R1A,
	Class A (a)(d)	403,488
1,179,772	7.500%, due 3/25/34, Series 2004-R1, Class A2 (d)	1,194,780
2,601,821	0.481%, due 7/25/35, Series 2005-AR3,
	Class 1A1 (a)	2,050,630
3,259,061	0.511%, due 8/25/35, Series 2005-AR4,
	Class 5A3 (a)	2,333,165
590,990	5.318%, due 8/25/35, Series 2005-AP3,
	Class A3 (a)	398,492
2,153,385	2.674%, due 2/25/36, Series 2006-AR1,
	Class 3A (a)	1,872,660
1,090,841	5.385%, due 6/25/36, Series 2006-AF1,
	Class 5A (a)	963,077
	Option One Mortgage Loan Trust
475,437	0.821%, due 1/25/32, Series 2001-4, Class A (a)	449,149
759,259	0.471%, due 2/25/38, Series 2007-HL1,
	Class 2A2 (a)	546,871
	PAMEX Mortgage Trust
169,564	1.921%, due 7/25/29, Series 1999-A,
	Class M2 (a)(d)(f)	135,273
	PHH Alternative Mortgage Trust
1,263,957	6.000%, due 5/25/37, Series 2007-2, Class 3A1	1,130,659

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Prime Mortgage Trust
$680,031	7.000%, due 7/25/34, Series 2005-5, Class 1A1	$645,587
153,189	8.000%, due 7/25/34, Series 2005-5, Class 1A3	150,897
5,022,617	6.000%, due 5/25/35, Series 2006-DR1,
	Class 2A2 (d)	4,941,294
133,434	5.500%, due 6/25/36, Series 2006-1, Class 1A1	109,655
568,772	6.250%, due 11/25/36, Series 2006-2, Class 1A15	490,153
3,897,029	6.000%, due 4/25/37, Series 2007-2, Class A2	2,882,727
	Provident Bank Home Equity Loan Trust
408,000	3.694%, due 1/25/30, Series 1998-4, Class A9 (a)	316,955
803,636	0.741%, due 3/25/30, Series 2000-1, Class A1 (a)	647,460
	RBSGC Mortgage Pass-Through Certificates
408,683	6.000%, due 6/25/37, Series 2008-B, Class A1 (d)	352,745
	RBSSP Resecuritization Trust
1,186,546	1.500%, due 7/26/37, Series 2010-4,
	Class 7A1X (d)	10,048
	Residential Accredit Loans, Inc.
3,719,886	3.691%, due 10/25/35, Series 2005-QA11,
	Class 3A1 (a)	2,211,754
	Residential Asset Mortgage Products, Inc.
249,992	5.700%, due 10/25/31, Series 2001-RS3,
	Class AI5 (a)	253,154
184,086	5.910%, due 1/25/32, Series 2002-RS1,
	Class AI5 (a)	189,822
1,013,975	1.946%, due 8/25/34, Series 2004-RS8,
	Class MII2 (a)	766,464
5,000,000	0.851%, due 9/25/35, Series 2005-EFC4,
	Class M5 (a)	3,679,631
2,570,000	0.601%, due 3/25/36, Series 2006-RS2,
	Class A3B (a)	2,093,082
	Residential Asset Securities Corp.
1,469,989	6.980%, due 9/25/31, Series 2001-KS3,
	Class AI5 (g)	1,490,879
207,979	7.279%, due 4/25/32, Series 2002-KS2,
	Class AI5 (g)	212,143
328,182	4.620%, due 10/25/34, Series 2004-KS9,
	Class AI6 (a)	290,595
	Residential Asset Securitization Trust
265,346	5.000%, due 8/25/19, Series 2004-A6, Class A1	264,254

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Residential Funding Mortgage Securities I, Inc.
$266,714	5.500%, due 9/25/33, Series 2003-S17, Class A5	$281,769
73,860	5.500%, due 9/25/33, Series 2003-S17, Class A3	74,263
555,777	2.872%, due 8/25/35, Series 2005-SA3, Class 1A (a)	425,590
165,715	0.000%, due 6/25/36, Series 2006-S5, Class A4 (e)	106,864
207,708	3.644%, due 11/25/36, Series 2006-SA4,
	Class 2A1 (a)	181,475
838,168	0.000%, due 5/25/37, Series 2007-S5, Class AP (e)	589,647
	Residential Funding Securities Corp.
1,106,510	1.081%, due 3/25/33, Series 2002-RP1,
	Class A1 (a)(d)	1,005,163
1,338,184	3.971%, due 7/25/41, Series 2003-RP2,
	Class M2 (a)(d)	1,376,826
	Salomon Brothers Mortgage Securities VII
355,102	2.396%, due 3/25/32, Series 2002-CIT1,
	Class M3 (a)	310,439
	Saxon Asset Securities Trust
947,815	7.169%, due 3/25/29, Series 2001-2,
	Class AF5 (g)	969,892
1,861,744	2.321%, due 7/25/30, Series 2000-2,
	Class BV2 (a)	1,891,730
	Security National Mortgage Loan Trust
1,407,285	0.871%, due 11/25/34, Series 2004-2,
	Class AV (a)(d)	1,199,719
215,400	0.501%, due 1/25/37, Series 2006-3A,
	Class A1 (a)(d)	213,110
2,475,164	0.571%, due 4/25/37, Series 2007-1,
	Class 2A (a)(d)	2,108,819
	Sequoia Mortgage Trust
1,771,694	2.822%, due 9/20/46, Series 2007-1, Class 4A1 (a)	1,432,494
	Southern Pacific Secured Assets Corp.
392,449	7.080%, due 3/25/28, Series 1998-1, Class A6 (a)	393,374
	Sovereign Bank Home Equity Loan Trust
709,422	7.250%, due 12/25/30, Series 2000-1, Class A6 (f)	454,030
	Structured Adjustable Rate Mortgage Loan Trust
449,076	2.477%, due 7/25/34, Series 2004-8, Class 2A2 (a)	437,884
130,497	2.579%, due 3/25/35, Series 2005-4, Class 1A1 (a)	116,432
203,106	2.718%, due 11/25/35, Series 2005-21,
	Class 3A1 (a)	161,948

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Structured Agency Credit Risk Debt Notes
$1,500,000	5.122%, due 4/25/28, Series 2015-DNA3,
	Class M3 (a)	$1,507,050
	Structured Asset Investment Loan Trust
244,671	1.271%, due 8/25/33, Series 2003-BC9,
	Class M1 (a)	237,074
	Structured Asset Securities Corp.
139,320	8.308%, due 12/25/29, Series 2004-SC1,
	Class A (a)(d)	153,734
679,647	2.960%, due 7/25/32, Series 2002-14A,
	Class 1A1 (a)	653,867
274,064	2.457%, due 7/25/33, Series 2003-24A,
	Class 5A (a)	269,220
196,346	2.613%, due 11/25/33, Series 2003-34A,
	Class 3A6 (a)	187,073
380,071	4.920%, due 3/25/34, Series 2004-6XS,
	Class M1 (g)	363,888
390,619	0.571%, due 4/25/35, Series 2005-RF2,
	Class A (a)(d)	326,972
1,720,000	0.521%, due 1/25/37, Series 2007-GEL1,
	Class A3 (a)(d)	1,064,664
1,363,038	0.501%, due 5/25/47, Series 2007-RM1,
	Class A1 (a)(d)(f)	1,117,691
	SunTrust Adjustable Rate Mortgage Loan Trust
458,582	2.784%, due 2/25/37, Series 2007-1, Class 1A1 (a)	379,368
	Terwin Mortgage Trust
1,129,963	8.000%, due 3/25/34, Series 2004-4SL,
	Class B3 (a)(d)	1,008,405
374,825	1.621%, due 7/25/34, Series 2004-7HE,
	Class A3 (a)(d)	346,219
438,615	1.496%, due 7/25/34, Series 2004-7HE,
	Class M1 (a)(d)	401,877
685,555	4.496%, due 10/25/34, Series 2004-16SL,
	Class B1 (a)(d)	623,972
606,993	3.971%, due 10/25/35, Series 2004-11HE,
	Class B1 (a)	619,289
548,387	0.531%, due 7/25/36, Series 2005-12AL,
	Class AV2 (a)	535,757

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Truman Capital Mortgage Loan Trust
$1,688,021	2.996%, due 11/25/31, Series 2002-1,
	Class M2 (a)(d)	$1,639,285
1,046,000	3.721%, due 3/25/37, Series 2005-1,
	Class M2 (a)(d)	989,841
	Wachovia Mortgage Loan Trust, LLC
225,591	2.775%, due 8/20/35, Series 2005-A,
	Class 1A1 (a)	197,318
588,149	2.762%, due 10/20/35, Series 2005-B,
	Class 1A1 (a)	505,886
	WaMu Mortgage Pass-Through Certificates
2,221,965	1.578%, due 11/25/41, Series 2001-AR3,
	Class 2A (a)	2,080,575
185,985	1.837%, due 7/25/42, Series 2002-AR9,
	Class 2A (a)	175,232
	Wells Fargo Alternative Loan Trust
1,002,692	6.250%, due 9/25/32, Series 2002-1, Class 1A1	1,014,344
	Wells Fargo Mortgage Backed Securities Trust
123,371	2.802%, due 1/25/35, Series 2004-DD,
	Class 1A1 (a)	124,035
394,923	2.740%, due 6/26/35, Series 2008-1R,
	Class A2 (a)(d)	374,626
366,982	5.250%, due 9/25/35, Series 2005-7, Class A2	356,139
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $237,969,945)	237,259,187

	U.S. GOVERNMENT AGENCIES – 2.4%
	FNMA TBA
10,000,000	3.000%, due 12/15/42 (b)	10,044,921
	Total U.S. Government Agencies
	(cost $9,961,719)	10,044,921

	PRIVATE FUND INVESTMENT – 1.4%
	Semper Rising Rate Strategy LP (f)(h)(i)(j)(k)	6,158,347
	Total Private Fund Investment
	(cost $6,000,000)	6,158,347

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Shares		Value
	SHORT-TERM INVESTMENTS – 6.0%
25,628,892	First American Government Obligations Fund –
	Class Z, 0.01% (c)	$25,628,892
	Total Short-Term Investments
	(cost $25,628,892)	25,628,892
	Total Investments (cost $442,230,058) – 102.7%	439,215,791
	Liabilities less Other Assets – (2.7)%	(11,699,779)
	TOTAL NET ASSETS – 100.0%	$427,516,012

(a)	Variable rate security. Rate shown reflects the rate in effect at November 30, 2015.
(b)	Security purchased on a when-issued basis. As of November 30, 2015, the total cost of investments purchased on a when-issued basis was $9,961,719 or 2.3% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of November 30, 2015.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of  November 30, 2015, the value of these investments was $164,503,624 or 38.5% of total net assets.

(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(g)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2015.
(h)	Non-income producing security.
(i)	Security is considered illiquid. As of November 30, 2015, the value of these investments was $6,158,347 or 1.4% of total net assets.
(j)	The next available redemption date is December 31, 2105. Redemptions are allowed monthly and require 45 days notification.
(k)	Investment in affiliated security. This private fund is sub-advised by the Fund’s investment adviser.
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac K Series
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015

Principal
Amount		Value
	ASSET-BACKED SECURITIES – 18.3%
	Ares CLO Ltd.
$96,217	1.023%, due 11/25/20, Series 2007-12A,
	Class A (a)(c)	$95,205
	Avis Budget Rental Car Funding AESOP, LLC
620,000	2.100%, due 3/20/19, Series 2012-3A, Class A (c)	621,082
	Blue Virgo Trust
250,000	3.000%, due 12/15/22, Series 2015-1A,
	Class NOTE (c)(d)	248,750
	Bush Truck Leasing, LLC
35,797	5.000%, due 9/25/18, Series 2011-AA, Class B (c)	35,672
54,018	5.000%, due 9/25/18, Series 2011-AA, Class C (c)	52,130
	Colony Mortgage Capital Ltd.
260,000	2.092%, due 9/5/32, Series 2015-FL3,
	Class A (a)(c)(d)	259,350
	CPS Auto Trust
255,967	5.680%, due 9/17/18, Series 2011-B, Class B (c)	256,571
	DT Auto Owner Trust
241,486	1.660%, due 3/15/19, Series 2015-3A, Class A (c)	241,110
	Goldentree Loan Opportunities V Ltd.
110,492	1.010%, due 10/18/21, Series 2007-5A,
	Class A (a)(c)	109,894
	Invitation Homes Trust
90,000	1.697%, due 6/17/31, Series 2014-SFR1,
	Class B (a)(c)	87,827
1,000,000	1.797%, due 9/17/31, Series 2014-SFR2,
	Class B (a)(c)	976,004
	KeyCorp Student Loan Trust
427,485	0.850%, due 1/25/37, Series 2003-A, Class 2B (a)	371,611
	Montefiore Medical Center
890,000	3.896%, due 5/20/27 (c)	936,696
	New Residential Advance Receivables Trust Advance
380,000	2.315%, due 8/15/46, Series 2015-T1,
	Class AT1 (c)	380,064
	NewStar Trust
172,402	0.652%, due 9/30/22, Series 2007-1A,
	Class A1 (a)(c)	171,109

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	One Wall Street CLO Ltd.
$400,000	0.820%, due 4/22/19, Series 2007-2A,
	Class B (a)(c)	$396,883
	Silver Bay Realty Trust
500,000	1.647%, due 9/17/31, Series 2014-1, Class B (a)(c)	484,409
	Skopos Auto Receivables Trust
500,000	5.710%, due 2/15/21, Series 2015-2A, Class B (c)	497,604
	SLM Student Loan Trust
181,974	0.501%, due 9/25/19, Series 2012-7, Class A2 (a)	179,868
400,000	2.949%, due 9/15/32, Series 2003-C, Class A3 (a)	396,280
550,000	3.160%, due 9/15/32, Series 2003-C, Class A5 (a)	532,484
200,000	2.949%, due 9/15/32, Series 2003-C, Class A4 (a)	198,140
	Small Business Administration Participation Certificates
100,528	4.727%, due 2/10/19, Series 2009-P10A, Class 1	106,680
131,255	3.080%, due 9/1/19, Series 2009-10E, Class 1	134,575
139,404	4.233%, due 9/10/19, Series 2009-10B, Class 1	146,296
313	0.980%, due 9/1/22, Series 2012-10E, Class 1	311
	Tricon American Homes Trust
260,000	1.836%, due 5/17/32, Series 2015-SFR1,
	Class B (a)(c)	254,299
	Total Asset-Backed Securities (cost $8,196,854)	8,170,904

	COLLATERALIZED DEBT OBLIGATIONS – 2.3%
	Latitude Management Real Estate Capital, Inc.
320,000	1.963%, due 2/22/32, Series 2015-CRE1 (a)(c)	317,120
	Trapeza LLC
282,252	0.924%, due 11/30/32, Series 2002-1A,
	Class B1 (a)(c)(d)	235,681
304,184	0.730%, due 1/25/35, Series 2004-7A,
	Class A1 (a)(c)(d)	249,431
326,322	0.617%, due 4/6/42, Series 2007-12A,
	Class A1 (a)(c)(d)	249,636
	Total Collateralized Debt
	Obligations (cost $1,075,732)	1,051,868

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 10.7%
	FNMA
$8,660,164	0.33%, due 1/25/22, Series 2012-M3, Class X1 (a)	$139,690
	GNMA REMIC Trust
24,408	2.237%, due 3/16/33, Series 2011-110, Class A	24,419
182,816	1.738%, due 1/16/34, Series 2011-161, Class A	183,282
13,932	6.000%, due 12/20/39, Series 2010-14, Class QP	14,600
612,279	2.500%, due 8/16/41, Series 2014-52, Class CA	621,559
532,768	2.400%, due 11/16/41, Series 2014-40, Class AC	545,052
486,911	1.723%, due 8/16/42, Series 2013-46, Class AB	472,576
758,450	1.300%, due 2/16/46, Series 2013-68, Class AC	733,471
491,612	1.886%, due 3/16/46, Series 2013-46, Class AC	481,153
1,077,494	1.042%, due 7/16/46, Series 2012-123, Class A	1,031,270
470,315	2.426%, due 3/16/48, Series 2013-78, Class AF	466,630
2,388,003	0.876%, due 1/16/49, Series 2009-4, Class IO	77,055
	Total Commercial Mortgage-Backed Securities –
	Agency (cost $4,825,167)	4,790,757

	COMMERCIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 21.0%
	Amresco Independence Funding, Inc.
282,244	1.750%, due 7/15/26, Series 1999-1A,
	Class A (a)(c)(d)	261,076
	Banc of America Large Loan
56,936	5.108%, due 12/20/41, Series 2010-UB4,
	Class A4B (a)(c)(d)	56,936
	CFCRE Commercial Mortgage Trust
490,000	1.897%, due 7/15/30, Series 2015-RUM,
	Class A (a)(c)	492,159
500,000	2.347%, due 7/15/30, Series 2015-RUM,
	Class B (a)(c)	497,294
	Citigroup Commercial Mortgage Trust
140,000	6.04%, due 10/15/41, Series 2004-C2,
	Class H (a)(c)	135,581
	CNL Commercial Mortgage Loan Trust
78,671	0.821%, due 10/25/28, Series 2002-1A,
	Class A (a)(c)	69,328

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Comm Mortgage Trust
$155,985	6.850%, due 8/15/33, Series 2000-C1,
	Class G (a)(c)	$159,635
	Credit Suisse First Boston Mortgage Securities Corp.
427,834	5.54%, due 11/15/37, Series 2004-C5,
	Class H (a)(c)	325,390
840,000	5.135%, due 10/15/39, Series 2004-C4,
	Class E (a)(c)	877,497
	DLJ Commercial Mortgage Trust
393,236	6.410%, due 2/15/31, Series 1998-CF1,
	Class B6 (c)	394,351
	FFCA Secured Lending Corp.
638,324	7.850%, due 5/18/26, Series 1999-2,
	Class WA1C (c)(d)	654,282
	JP Morgan Chase Commercial Mortgage Securities Trust
945,000	5.337%, due 5/15/47, Series 2006-LDP9,
	Class AMS	944,551
	LB-UBS Commercial Mortgage Trust
170,000	4.810%, due 1/15/36, Series 2004-C1, Class B (a)	170,896
	Lehman Brothers Small Balance Commercial
191,900	1.171%, due 2/25/30, Series 2005-1A,
	Class B (a)(c)	150,198
	ML-CFC Commercial Mortgage Trust
500,000	5.890%, due 6/12/46, Series 2006-2, Class B (a)(c)	482,744
	Morgan Stanley Capital I Trust
150,305	4.770%, due 7/15/56, Series 2005-IQ9, Class AJ	151,636
	Morgan Stanley Re-REMIC Trust
77,624	2.000%, due 7/27/49, Series 2012-XA, Class A (c)(d)	77,197
	STRIPs Ltd.
619,511	1.500%, due 12/25/44, Series 2012-1A, Class A (c)	614,927
	Velocity Commercial Capital Loan Trust
365,337	2.221%, due 9/25/44, Series 2014-1, Class A (a)(c)	356,532
453,625	2.651%, due 6/25/45, Series 2015-1,
	Class AFL (a)(c)(d)	455,893
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.306%, due 1/15/41, Series 2004-C11, Class B (a)	1,505,827

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	WaMu Commercial Mortgage Securities Trust
$543,653	5.170%, due 5/25/36, Series 2005-C1A,
	Class J (a)(c)	$546,861
	Total Commercial Mortgage-Backed Securities –
	Non-Agency (cost $9,425,047)	9,380,791

	MUNICIPAL BONDS – 3.6%
	Indiana – 0.3%
	Indiana Housing & Community Development
	Authority Revenue Bonds
110,000	4.550%, due 7/1/27 (Callable 7/1/16)	111,100

	New Hampshire – 0.9%
	New Hampshire Housing Finance
	Authority Revenue Bonds
385,000	3.750%, due 7/1/34 (Callable 7/1/23)	411,511

	New Jersey – 1.0%
	New Jersey Higher Education Assistance
	Authority Revenue Bonds
300,000	4.000%, due 12/1/23 (Callable 12/1/22)	317,055
	New Jersey Housing & Mortgage Finance Agency
65,000	1.960%, due 11/1/18	65,280
65,000	2.164%, due 11/1/19	64,890
		447,225
	Oregon – 0.3%
	State of Oregon Housing & Community
	Services Department Revenue Bonds
125,000	5.000%, due 1/1/42 (Callable 7/1/22)	132,981

	Tennessee – 1.1%
	Memphis Center City Revenue Finance
	Corp. Revenue Bonds
445,000	4.180%, due 11/1/21 (AGM Insured)	489,122
	Total Municipal Bonds (cost $1,548,981)	1,591,939

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	PRINCIPAL ONLY BOND – 0.7%
	South Carolina Student Loan Corp.
$302,780	0.721%, due 1/25/41	$294,684
	Total Principal Only Bond (cost $301,989)	294,684

	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – AGENCY – 8.0%
	FDIC Guaranteed Notes Trust
263,740	2.570%, due 7/29/47, Series 2010-S2, Class 2A (c)	266,718
	FHLMC
20,810	8.850%, due 3/15/21, Series 129, Class H	22,905
58,769	3.250%, due 4/15/25, Series 3845, Class NA	59,734
20,514	3.500%, due 1/15/26, Series 3823, Class GA	21,398
31,265	3.500%, due 3/15/26, Series 3834, Class GA	32,767
253,553	2.000%, due 3/15/42, Series 4024, Class KP	255,687
185,357	2.000%, due 11/15/42, Series 4135, Class BQ	184,855
344,630	1.443%, due 10/25/44, Series T-62, Class 1A1 (a)	352,218
	FNMA
573,409	0.793%, due 5/28/35, Series 2004-T5, Class AB7	506,760
100,644	3.000%, due 10/25/38, Series 2010-137, Class MC	101,212
73,122	2.500%, due 10/25/39, Series 2010-118, Class DJ	74,053
26,928	2.000%, due 10/25/40, Series 2012-113, Class PB	26,785
304,091	3.000%, due 1/25/42, Series 2012-80, Class HD	305,796
324,580	1.000%, due 3/25/43, Series 2013-14, Class PB	320,985
	GNMA
30,343	5.446%, due 6/20/37, Series 2008-55, Class WT (a)	32,720
521,649	1.250%, due 12/16/27, Series 2012-143, Class XC	504,173
21,423	4.000%, due 10/20/38, Series 2009-75, Class LC	22,037
213,763	3.500%, due 9/16/39, Series 2010-144, Class DK	219,457
90,974	2.500%, due 9/20/39, Series 2010-150, Class GD	91,556
153,235	0.595%, due 3/20/63, Series 2013-H10,
	Class FA (a)	152,308
	Total Residential Mortgage-Backed Securities –
	Agency (cost $3,556,945)	3,554,124

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES – NON-AGENCY – 23.2%
	Aames Mortgage Trust
$13,456	5.000%, due 3/25/33, Series 2002-2, Class A2 (i)	$13,426
	Accredited Mortgage Loan Trust
302,061	1.221%, due 1/25/33, Series 2002-2, Class A3 (a)	261,367
109,161	0.961%, due 10/25/33, Series 2003-2, Class A3 (a)	96,704
	Ameriquest Mortgage Securities, Inc.
203,831	5.210%, due 11/25/33, Series 2003-10,
	Class AF6 (i)	210,731
	Amortizing Residential Collateral Trust
12,688	0.801%, due 7/25/32, Series 2002-BC4,
	Class A (a)	11,856
26,729	0.861%, due 8/25/32, Series 2002-BC6,
	Class A1 (a)	25,858
	AMRESCO Residential Securities Corp.
	Mortgage Loan Trust
305,400	7.300%, due 2/25/28, Series 1998-2, Class A5 (i)	307,903
150,057	0.701%, due 7/25/28, Series 1998-3, Class A7 (a)	134,620
	Argent Securities, Inc.
45,526	2.846%, due 3/25/34, Series 2003-W7,
	Class M2 (a)	44,713
200,833	0.861%, due 6/24/34, Series 2004-W9,
	Class A2 (a)	188,283
	Asset Backed Funding Certificates
2,184	0.571%, due 7/25/35, Series 2005-OPT1,
	Class A1MZ (a)	2,183
	Banc of America Funding Corp.
21,517	2.060%, due 1/26/37, Series 2009-R6,
	Class 3A1 (a)(c)	21,513
	Banc of America Mortgage Securities, Inc.
80,080	4.750%, due 6/25/19, Series 2004-5, Class 4A1	80,508
50,039	2.715%, due 12/25/34, Series 2004-K,
	Class 4A1 (a)	49,109
	BCMSC Trust
88,934	7.180%, due 12/15/29, Series 1999-B, Class A3 (a)	45,647
	Bear Stearns Asset Backed Securities Trust
6,059	0.881%, due 10/25/32, Series 2002-2,
	Class A-1 (a)	5,803

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	Bear Stearns Asset Backed Securities Trust (Continued)
$8,076	5.500%, due 10/25/33, Series 2003-AC5,
	Class A2 (i)	$8,363
919,872	0.721%, due 9/25/34, Series 2005-CL1,
	Class A1 (a)	888,189
	Bear Stearns Mortgage Securities, Inc.
98,147	6.333%, due 3/25/31, Series 1997-6, Class 1A (a)	100,399
	CDC Mortgage Capital Trust
172,390	0.841%, due 3/25/34, Series 2003-HE4,
	Class A1 (a)	142,187
	Centex Home Equity Loan Trust
43,835	4.250%, due 12/25/31, Series 2003-A,
	Class AF4 (i)	43,973
3,794	4.660%, due 12/25/32, Series 2002-D,
	Class AF6 (a)	3,844
	ContiMortgage Home Equity Loan Trust
279,267	7.420%, due 3/15/28, Series 1997-1, Class M1	280,457
	Countrywide Alternative Loan Trust
78,631	5.500%, due 4/25/34, Series 2004-J3, Class 1A1	81,521
16,372	5.500%, due 11/25/35, Series 2005-54CB,
	Class 1A7	16,309
54,397	5.500%, due 12/25/35, Series 2005-64CB,
	Class 1A7	55,181
	Countrywide Home Loans
9,068	4.500%, due 1/25/19, Series 2004-J1, Class 1A1	9,186
	Countywide Asset-Backed Certificates
12,761	1.826%, due 1/25/34, Series 2004-BC1,
	Class M2 (a)	12,070
	Credit Suisse First Boston Mortgage Securities Corp.
159,259	4.500%, due 9/25/19, Series 2004-6, Class 5A1	158,890
	Credit-Based Asset Servicing and Securitization
10	3.950%, due 1/25/33, Series 2003-CB1,
	Class AF (i)	11
	Delta Funding Home Equity Loan Trust
33,019	0.641%, due 6/25/27, Series 1997-2, Class A7 (a)	31,198
	Encore Credit Receivables Trust
590,192	0.711%, due 10/25/35, Series 2005-3, Class M2 (a)	580,633
	Equity One Mortgage Pass-Through Trust
337,264	0.721%, due 7/25/34, Series 2004-2, Class AV2 (a)	286,494

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	GMACM Home Equity Loan Trust
$183,821	0.661%, due 12/25/26, Series 2001-HE2,
	Class 1A1 (a)	$172,760
80,469	4.590%, due 4/25/33, Series 2003-HE2,
	Class A5 (i)	80,917
	GMACM Mortgage Loan Trust
196,967	5.500%, due 10/25/33, Series 2003-GH2,
	Class A4 (i)	194,301
	GS Mortgage Securities Trust
68,348	5.374%, due 5/17/45, Series 2009-RR1,
	Class JPA (c)	68,516
	GSAA Trust
27,794	5.33%, due 4/25/34, Series 2004-3, Class M1 (i)	26,353
	GSMPS Mortgage Loan Trust
58,171	7.500%, due 1/25/35, Series 2005-RP1,
	Class 1A2 (c)	60,591
	HSI Asset Securitization Corp. Trust
25,000	0.511%, due 1/25/36, Series 2006-OPT2,
	Class 2A4 (a)	24,536
	Impac CMB Trust
402,028	5.216%, due 12/25/32, Series 2002-9F,
	Class A1 (i)	400,769
60,224	5.867%, due 12/25/32, Series 2002-9F,
	Class M1 (i)	60,901
	Irwin Home Equity Loan Trust
297,609	5.420%, due 6/25/35, Series 2005-1, Class M1 (i)	301,328
	MASTR Alternative Loan Trust
411,263	5.500%, due 3/25/18, Series 2003-2, Class 5A1	415,753
	MASTR Asset Securitization Trust
54,370	5.500%, due 7/25/33, Series 2003-6, Class 8A1	55,942
101,354	5.250%, due 9/25/33, Series 2003-7, Class 4A44	99,856
306,930	5.500%, due 11/25/33, Series 2003-10, Class 3A1	318,737
	Mellon Residential Funding Corp.
	Mortgage Pass-Through Trust
140,982	2.609%, due 10/20/29, Series 1999-TBC3,
	Class A2 (a)	132,085
	RASC Trust
40,397	0.341%, due 2/25/37, Series 2007-KS2,
	Class AI2 (a)	40,358

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	RASC Trust (Continued)
$100,000	0.701%, due 8/25/35, Series 2005-KS8,
	Class M3 (a)	$94,843
	Residential Asset Mortgage Products, Inc.
138,451	1.322%, due 8/25/34, Series 2004-RS8,
	Class MII1 (a)	133,312
	Residential Funding Mortgage Securities I, Inc.
70,102	3.644%, due 11/25/36, Series 2006-SA4,
	Class 2A1 (a)	61,248
	Saxon Asset Securities Trust
19,567	1.346%, due 12/25/32, Series 2002-3, Class M1 (a)	18,415
	Specialty Underwriting & Residential Finance Trust
233,018	0.921%, due 8/25/34, Series 2003-BC3,
	Class A (a)	183,453
	Structured Adjustable Rate Mortgage Loan Trust
368,528	2.506%, due 9/25/34, Series 2004-13, Class A1 (a)	320,188
62,518	0.866%, due 3/25/35, Series 2005-6XS,
	Class A4 (a)	62,385
	Structured Asset Mortgage Investments, Inc.
829,074	0.531%, due 12/25/35, Series 2005-AR4,
	Class A1 (a)	589,122
342,118	2.392%, due 5/25/36, Series 2006-AR3,
	Class 24A1 (a)	195,777
	Structured Asset Securities Corp. Mortgage Loan Trust
162,452	5.000%, due 3/25/35, Series 2005-4XS,
	Class 1A3 (i)	163,229
	Structured Asset Securities Corp.
	Mortgage Pass-Through Certificates
43,565	3.450%, due 2/25/32, Series 2002-AL1, Class A2	43,472
94,915	1.196%, due 12/25/33, Series 2003-S2,
	Class M1A (a)	91,023
284,744	5.370%, due 12/25/33, Series 2003-S2,
	Class M1F (i)	284,193
	SunTrust Adjustable Rate Mortgage Loan Trust
259,336	6.005%, due 2/25/37, Series 2007-1, Class 3A1 (a)	254,419
	Terwin Mortgage Trust
535,697	0.531%, due 7/25/36, Series 2005-12AL,
	Class AV2 (a)	523,359

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Principal
Amount		Value
	UCFC Home Equity Loan
$10,989	6.905%, due 4/15/30, Series 1998-D, Class MF1	$11,246
	WaMu Mortgage Pass-Through Certificates
69,062	1.899%, due 2/27/34, Series 2002-AR2,
	Class A (a)	67,761
	Washington Mutual MSC Mortgage
	Pass-Through Certificates
228,617	5.750%, due 2/25/33, Series 2003-MS2, Class 5A1	234,434
	Wells Fargo Mortgage Backed Securities Trust
352,489	2.802%, due 1/25/35, Series 2004-DD,
	Class 1A1 (a)	354,385
	Total Residential Mortgage-Backed Securities –
	Non-Agency (cost $10,198,968)	10,339,096

	PRIVATE FUND INVESTMENT – 3.4%
	Semper Rising Rate Strategy LP (d)(j)(k)(l)(m)	1,539,587
	Total Private Fund Investment (cost $1,500,000)	1,539,587

	SHORT-TERM INVESTMENTS – 8.3%
	Private Placement Participation Agreements – 5.7%
	BasePoint Merchant Lending Trust Series SPL – II
875,844	8.000%, due 5/31/16 (d)(h)	875,844
	BasePoint – BP TTNA Trust Series SPL – I
800,000	12.000%, due 7/15/17 (d)(g)	800,000
	BasePoint – BP Trust Series GFM SPL – I,
477,995	8.000%, due 5/15/17 (d)(f)	477,995
	BasePoint – BP Trust Series GFM-III Jr.
250,000	10.000%, due 5/5/17 (d)(e)	250,000
	BasePoint – BP Trust Series GFM-III Sr.
123,909	8.000%, due 5/5/17 (d)(e)	123,909
	Total Private Placement Participation
	Agreements (cost $2,527,748)	2,527,748

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at November 30, 2015, Continued

Shares		Value
	Money Market Fund – 2.6%
1,145,365	First American Government Obligations Fund –
	Class Z, 0.01% (b)	$1,145,365
	Total Money Market Fund (cost $1,145,365)	1,145,365
	Total Short-Term Investments (cost $3,673,113)	3,673,113
	Total Investments (cost $44,302,796) – 99.5%	44,386,863
	Other Assets less Liabilities – 0.5%	220,069
	TOTAL NET ASSETS – 100.0%	$44,606,932

(a)	Variable rate security. Rate shown reflects the rate in effect at November 30, 2015.
(b)	Rate shown is the 7-day annualized yield as of November 30, 2015.
(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.”  The Fund’s adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of November 30, 2015, the value of these investments was $14,181,746 or 31.8% of total net assets.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid as of November 30, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Trust Series SLP-III.
(f)	Agreement is illiquid as of November 30, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP GFM Trust.
(g)	Agreement is illiquid as of November 30, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP TTNA Trust.
(h)	Agreement is illiquid as of November 30, 2015. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP Series SLP-II.
(i)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2015.
(j)	Non-income producing security.
(k)	Security is considered illiquid. As of November 30, 2015, the value of these investments was $1,539,587 or 3.4% of total net assets.
(l)	The next available redemption date is December 31, 2015. Redemptions are allowed monthly and require 45 days notification.
(m)	Investment in affiliated security. This private fund is sub-advised by the Fund’s investment adviser.
AGM – Assured Guaranty Municipal Corp.
FDIC – Federal Deposit Insurance Corporation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF SECURITIES SOLD SHORT at November 30, 2015

Principal
Amount		Value
	U.S. GOVERNMENT AGENCIES – 7.0%
	FNMA TBA
$3,000,000	3.500%, due 12/15/40	$3,107,344
	Total U.S. Government Agencies
	(proceeds $3,087,305)	$3,107,344

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2015

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value:
Non-affiliates (identified cost $436,230,058
and $42,802,796, respectively)	$433,057,444	$42,847,276
Affiliates (identified cost $6,000,000 and
$1,500,000, respectively)	6,158,347	1,539,587
Total investments in securities, at value
(identified cost $442,230,058 and
$44,302,796, respectively)	439,215,791	44,386,863
Cash	17,856	61,216
Receivables
Fund shares issued	476,372	—
Securities sold	29,270,222	3,293,734
Interest	1,162,323	118,040
Due from Adviser (Note 4)	—	1,977
Prepaid expenses	47,672	4,918
Total assets	470,190,236	47,866,748

LIABILITIES
Securities sold short
(proceeds $0 and $3,087,305, respectively)	—	3,107,344
Payables
Dividends	737,666	2,556
Investments purchased	41,110,216	1,185
Fund shares redeemed	429,159	70,530
Interest on securities sold short	—	2,625
Due to Adviser	163,136	—
12b-1 fees	31,777	990
Custody fees	8,670	3,480
Administration and fund accounting fees	107,021	33,566
Transfer agent fees and expenses	57,751	12,768
Audit fees	20,687	20,687
Shareholder reporting	5,648	823
Chief Compliance Officer fee	2,250	2,250
Accrued expenses	243	1,012
Total liabilities	42,674,224	3,259,816
NET ASSETS	$427,516,012	$44,606,932

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at November 30, 2015, Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$67,073,094	$1,590,991
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	6,148,711	159,028
Net asset value, offering and
redemption price per share	$10.91	$10.00
Institutional Class
Net assets applicable to shares outstanding	$360,442,918	$43,015,941
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	33,018,133	4,295,275
Net asset value, offering and
redemption price per share	$10.92	$10.01

COMPONENTS OF NET ASSETS
Paid-in capital	$431,046,953	$45,627,326
Accumulated net investment income/(loss)	(412,487)	129,913
Accumulated net realized loss from
investments and securities sold short	(104,187)	(1,214,335)
Net unrealized appreciation/(depreciation) on:
Investments	(3,014,267)	84,067
Securities sold short	—	(20,039)
Net assets	$427,516,012	$44,606,932

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Year Ended November 30, 2015

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$14,211,516	$1,851,214
Total income	14,211,516	1,851,214

Expenses
Advisory fees (Note 4)	1,136,498	163,588
Administration and fund
accounting fees (Note 4)	337,367	140,391
Transfer agent fees and expenses (Note 4)	206,666	50,553
12b-1 fees – Investor Class (Note 5)	96,741	1,987
Registration fees	77,570	8,999
Custody fees (Note 4)	42,448	13,356
Audit fees	20,687	16,487
Shareholder reporting	15,355	2,595
Legal fees	12,897	8,519
Trustees fees	9,907	9,011
Chief Compliance Officer fee (Note 4)	8,750	8,995
Miscellaneous	8,494	5,227
Insurance expense	3,646	3,850
Interest expense (Note 7)	—	198
Total expenses before interest
on short positions	1,977,026	433,756
Interest expense on securities sold short	—	99,302
Advisory fee recoupment
or waiver (Note 4)	13,879	(151,298)
Net expenses	1,990,905	381,760
Net investment income	12,220,611	1,469,454

REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gain/(loss) on:
Investments	1,065,522	(750,345)
Securities sold short	—	(363,687)
Net change in unrealized
appreciation/(depreciation) on:
Investments	(3,919,828)	147,537
Securities sold short	—	257,117
Net realized and unrealized loss on
investments and securities sold short	(2,854,306)	(709,378)
Net Increase in Net Assets
Resulting from Operations	$9,366,305	$760,076

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2015	November 30, 2014
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$12,220,611	$3,840,605
Net realized gain from investments	1,065,522	1,266,462
Net change in unrealized appreciation/
(depreciation) on investments	(3,919,828)	430,966
Net increase in net assets
resulting from operations	9,366,305	5,538,033

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(2,021,980)	(384,349)
Institutional Class	(11,843,576)	(3,698,272)
From net realized gain on investments
Investor Class	(167,373)	(5,327)
Institutional Class	(799,952)	(76,880)
Total distributions to shareholders	(14,832,881)	(4,164,828)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	280,254,304	117,810,772
Total increase in net assets	274,787,728	119,183,977

NET ASSETS
Beginning of year	152,728,284	33,544,307
End of year	$427,516,012	$152,728,284
Accumulated net investment income/(loss)	$(412,487)	$62,875

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	November 30, 2015		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	6,291,616	$69,249,018	2,458,968	$27,281,113
Shares issued on
reinvestments
of distributions	188,534	2,071,189	33,694	371,483
Shares redeemed	(2,688,405)	(29,567,612)	(411,841)	(4,531,804)
Net increase	3,791,745	$41,752,595	2,080,821	$23,120,792

Institutional Class
	Year Ended		Year Ended
	November 30, 2015		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	34,753,976	$383,443,086	12,177,177	$134,517,784
Shares issued on
reinvestments
of distributions	671,255	7,377,910	263,482	2,893,967
Shares redeemed	(13,823,644)	(152,319,287)	(3,867,797)	(42,721,771)
Net increase	21,601,587	$238,501,709	8,572,862	$94,689,980

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2015	November 30, 2014
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,469,454	$1,431,358
Net realized gain/(loss) from investments
and securities sold short	(1,114,032)	220,110
Net change in unrealized appreciation/
(depreciation) from investments
and securities sold short	404,654	(316,878)
Net increase in net assets
resulting from operations	760,076	1,334,590

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(24,226)	(18,410)
Institutional Class	(1,536,962)	(1,374,651)
From net realized gain on investments
Investor Class	(905)	(2,429)
Institutional Class	(50,851)	(102,393)
Total distributions to shareholders	(1,612,944)	(1,497,883)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(16,679,184)	9,747,595
Total increase/(decrease) in net assets	(17,532,052)	9,584,302

NET ASSETS
Beginning of year	62,138,984	52,554,682
End of year	$44,606,932	$62,138,984
Accumulated net investment income	$129,913	$122,105

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	November 30, 2015		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	124,505	$1,248,698	14,905	$152,484
Shares issued on
reinvestments
of distributions	1,930	19,489	2,037	20,812
Shares redeemed	(56,409)	(569,029)	(42,636)	(434,641)
Net increase/(decrease)	70,026	$699,158	(25,694)	$(261,345)

Institutional Class
	Year Ended		Year Ended
	November 30, 2015		November 30, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	591,533	$5,983,374	1,649,991	$16,821,584
Shares issued on
reinvestments
of distributions	156,368	1,579,509	144,375	1,477,044
Shares redeemed	(2,456,182)	(24,941,225)	(809,909)	(8,289,688)
Net increase/(decrease)	(1,708,281)	$(17,378,342)	984,457	$10,008,940

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENT OF CASH FLOWS For the Year Ended November 30, 2015

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$760,076
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchases of investments	(42,628,329)
Purchases to cover securities sold short	(58,056,940)
Proceeds from sales of long-term investments	52,681,696
Proceeds from securities sold short	52,808,496
Purchases of short-term investments, net	11,931,521
Amortization and accretion of premium and discount	(95,535)
Net realized loss on investments	684,283
Net realized loss on short transactions	363,687
Change in unrealized depreciation on investments	(147,537)
Change in unrealized depreciation on short transactions	(257,117)
(Increases) decreases in operating assets:
Decrease in dividends and interest receivable	137,208
Decrease in receivable for investment securities sold	106,642
Increase in receivable from Adviser	(1,977)
Decrease in prepaid expenses and other assets	1,493
Increases (decreases) in operating liabilities:
Decrease in payable to Adviser	(10,592)
Decrease in payable for distribution fees	(1,067)
Decrease in accrued interest expense	(34,445)
Increase in other accrued expenses	2,363
Net cash used in operating activities	18,243,926

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	7,232,072
Payment on shares redeemed	(25,440,243)
Cash distributions paid to shareholders	(11,392)
Net cash provided by financing activities	(18,219,563)

Net change in cash	24,363

CASH:
Beginning balance	36,853
Ending balance	$61,216

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$99,500
Non-cash financing activities – distributions reinvested	1,598,998

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
			July 22, 2013*
	Year Ended	Year Ended	through
	November 30,	November 30,	November 30,
	2015	2014	2013
Net asset value, beginning of period	$11.08	$10.75	$10.00

Income from investment operations:
Net investment income	0.51 ^	0.55 ^	0.08
Net realized and unrealized gain/(loss)
on investments	(0.05)	0.38	0.75
Total from investment operations	0.46	0.93	0.83

Less distributions:
From net investment income	(0.56)	(0.57)	(0.08)
From net realized gain
on investments	(0.07)	(0.03)	—
Total distributions	(0.63)	(0.60)	(0.08)
Net asset value, end of period	$10.91	$11.08	$10.75

Total return	4.26%	8.84%	8.31	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$67,073	$26,121	$2,969
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.99%	1.12%	3.80	%++
After fee waiver and
expense reimbursement	1.00%	1.00%	1.00	%++
Ratio of net investment income
to average net assets:
Before fee waiver and
expense reimbursement	4.65%	4.83%	1.45	%++
After fee waiver and
expense reimbursement	4.64%	4.95%	4.25	%++
Portfolio turnover rate	166%	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
			July 22, 2013*
	Year Ended	Year Ended	through
	November 30,	November 30,	November 30,
	2015	2014	2013
Net asset value, beginning of period	$11.09	$10.75	$10.00

Income from investment operations:
Net investment income	0.54 ^	0.58 ^	0.08
Net realized and unrealized gain/(loss)
on investments	(0.05)	0.38	0.75
Total from investment operations	0.49	0.96	0.83

Less distributions:
From net investment income	(0.59)	(0.59)	(0.08)
From net realized gain
on investments	(0.07)	(0.03)	—
Total distributions	(0.66)	(0.62)	(0.08)
Net asset value, end of period	$10.92	$11.09	$10.75

Total return	4.51%	9.18%	8.35	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$360,443	$126,607	$30,576
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.74%	0.89%	3.65	%++
After fee waiver and
expense reimbursement	0.75%	0.75%	0.75	%++
Ratio of net investment income
to average net assets:
Before fee waiver and
expense reimbursement	4.88%	5.10%	1.54	%++
After fee waiver and
expense reimbursement	4.87%	5.24%	4.44	%++
Portfolio turnover rate	166%	142%	114	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class
					December 23,
					2010*
					through
	Year Ended November 30,				November 30,
	2015	2014	2013	2012	2011
Net asset value,
beginning of period	$10.19	$10.23	$10.39	$10.25	$10.00

Income from investment operations:
Net investment income	0.29 ^	0.13 ^	0.13	0.11	0.14
Net realized and unrealized
gain/(loss) on investments	(0.16)	0.06	(0.11)	0.27	0.25
Total from investment operations	0.13	0.19	0.02	0.38	0.39

Less distributions:
From net investment income	(0.31)	(0.21)	(0.15)	(0.13)	(0.14)
From net realized gain
on investments	(0.01)	(0.02)	(0.03)	(0.11)	—
Total distributions	(0.32)	(0.23)	(0.18)	(0.24)	(0.14)
Net asset value, end of period	$10.00	$10.19	$10.23	$10.39	$10.25

Total return	1.23%	1.86%	0.18%	3.84%	3.89	%+

Ratios/supplemental data:
Net assets, end of period
(thousands)	$1,591	$907	$1,173	$856	$207
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.35%	1.84%	2.91%	3.40%	8.07	%++
After fee waiver and
expense reimbursement#	1.02%	1.13%	0.92%	0.85%	0.85	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.59%	0.58%	(0.69)%	(1.47)%	(5.70	)%++
After fee waiver and
expense reimbursement	2.92%	1.29%	1.30%	1.08%	1.52	%++
Portfolio turnover rate	56%	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.85%, 0.85% and 0.85% for the years ended November 30, 2015, 2014 and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class
					December 23,
					2010*
					through
	Year Ended November 30,				November 30,
	2015	2014	2013	2012	2011
Net asset value,
beginning of period	$10.20	$10.24	$10.40	$10.26	$10.00

Income from investment operations:
Net investment income	0.32 ^	0.24 ^	0.16	0.14	0.16
Net realized and unrealized
gain/(loss) on investments	(0.17)	(0.03)	(0.12)	0.27	0.26
Total from investment operations	0.15	0.21	0.04	0.41	0.42

Less distributions:
From net investment income	(0.33)	(0.23)	(0.17)	(0.16)	(0.16)
From net realized gain
on investments	(0.01)	(0.02)	(0.03)	(0.11)	—
Total distributions	(0.34)	(0.25)	(0.20)	(0.27)	(0.16)
Net asset value, end of period	$10.01	$10.20	$10.24	$10.40	$10.26

Total return	1.48%	2.11%	0.42%	4.10%	4.22	%+

Ratios/supplemental data:
Net assets, end of period
(thousands)	$43,016	$61,232	$51,382	$23,050	$6,478
Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.14%	1.06%	1.15%	2.51%	4.27	%++
After fee waiver and
expense reimbursement#	0.81%	0.90%	0.68%	0.60%	0.60	%++
Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.82%	2.14%	1.09%	(0.58)%	(1.97	)%++
After fee waiver and
expense reimbursement	3.15%	2.30%	1.56%	1.33%	1.70	%++
Portfolio turnover rate	56%	92%	108%	78%	87	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
#	Excluding interest expense, the ratio of expenses to average net assets would have been 0.60%, 0.60% and 0.60% for the years ended November 30, 2015, 2014 and 2013, respectively.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  Prior to March 31, 2014, the Semper Short Duration Fund was a series of Forum Funds. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“MBS Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  The Funds currently offer Investor Class shares and Institutional Class shares.  The MBS Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2014 for the MBS Total Return Fund and 2012-2014 for the Short Duration Fund or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The MBS Total Return Fund distributes substantially all net investment income, if any, monthly.  The Short Duration Fund declares dividends from net investment income daily and distributes the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  Restricted securities, such as those issued pursuant to Rule 144a under the Securities Act of 1933, may be deemed to be liquid as determined by Semper Capital Management, L.P. (the “Adviser”).  All of the restricted securities held by the Funds at November 30, 2015 consist of securities issued under Rule 144a and have all been deemed to be liquid by the Adviser.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

E.
Illiquid Securities: A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At November 30, 2015, the MBS Total Return Fund and the Short Duration Fund had investments in illiquid securities with a total value of $6,158,347 or 1.4% of net assets and $4,067,335 or 9.1% of net assets, respectively.

		Dates	Cost
MBS Total Return Fund		Acquired	Basis
Semper Rising Rate Strategy LP		11/15	$6,000,000

		Dates	Cost
Short Duration Fund	PAR	Acquired	Basis
BasePoint – BP Trust Series
GFM-SPL-I	$477,995	8/14	$477,995
BasePoint – BP Trust Series
GFM-III Sr. – 8.00%	123,909	10/14	123,909
BasePoint – BP Trust Series
GFM-III – 10.00% Jr.	250,000	10/14	250,000
BasePoint Merchant
Lending Trust	875,844	11/15	875,844
BasePoint TTNA Trust	800,000	11/15	800,000
Semper Rising Rate Strategy LP		11/15	1,500,000

F.
Repurchase Agreements:  Under a master repurchase agreement with a broker counterparty and custodian, each Fund may enter into transactions whereby the Fund purchases securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreement”).  The Funds, through the custodian, take possession of securities collateralizing the repurchase agreement, the fair value of which exceeds the amount of the repurchase transaction, including accrued interest.  If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The Short Duration Fund entered into repurchase agreements on February 25, 2014, and received U.S. Treasury Notes as collateral.  The Fund sold the collateral relating to the February 25, 2014 repurchase agreements.  Interest payments made by the Fund relating to the sold collateral are reflected as interest expense in the statements of operations.  As of November 30, 2015, the Short Duration Fund no longer held repurchase agreements.  The MBS

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Total Return Fund did not hold repurchase agreements during the year ended November 30, 2015.

New Accounting Pronouncement:  In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.”  ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years.

G.
Short Sales:  The Funds are authorized to make short sales of securities. In a typical short sale, a Fund sells a security, which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, a Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. A Fund is said to have a “short position” in the securities sold until it delivers them to the broker. Until the security is replaced, the proceeds of the short sale are retained by the broker, and a Fund is required to pay to the broker a negotiated portion of any interest which accrues during the period of the loan. To meet current margin requirements, a Fund may also be required to deposit with the broker cash or securities in excess of the current market value of the securities sold short as security for its obligation to cover its short position.  A Fund is also required to segregate or earmark liquid assets on its books to cover its obligation to return the security.

The adviser will generally sell securities short in conjunction with long positions with similar characteristics for the purposes of managing certain risks (primarily interest rate and/or yield spread risk) or for capturing differences in value between two securities, and not for forecasting the market’s direction.  In many instances, the Funds will utilize forward-settling sales of agency residential mortgage-backed securities where the underlying pools of mortgage loans are To Be Announced (“TBA”) securities for these short selling activities.

H.
Investment in Affiliated Security:  Each Fund made an investment in a private fund that is sub-advised by the Funds’ investment adviser resulting in that private fund being considered an affiliated investment, as defined in the 1940 Act.  The market value of the affiliated investment as of November 30, 2015 amounted to $6,158,347 or 1.4% of net assets in the MBS Total

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Return Fund and $1,539,587 or 3.4% of net assets in the Short Duration Fund.  Transactions during the year ended November 30, 2015 in each Fund in which the investment in the private fund was considered an “affiliated investment” are as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Beginning Cost	$—	$—
Purchase Cost	6,000,000	1,500,000
Sales Cost	—	—
Ending Cost	$6,000,000	$1,500,000
Dividend Income	—	—
Net Realized Gain/(Loss)	—	—

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

	Undistributed Net	Accumulated Net
	Investment	Realized	Paid-in
	Income/(Loss)	Gain/(Loss)	Capital
MBS Total Return Fund	$1,169,583	$(1,169,583)	$—
Short Duration Fund	99,542	(99,542)	—

J.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

K.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of November 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

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NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies:  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mortgage- and Asset-Backed Securities:  Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities:  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2015:

MBS Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$16,821,083	$21,315,175	$38,136,258
Collateralized Debt
Obligations	—	—	3,616,757	3,616,757
Commercial Mortgage-
Backed Securities – Agency	—	14,764,042	7,571,410	22,335,452
Commercial Mortgage-
Backed Securities –
Non-Agency	—	74,989,412	10,647,301	85,636,713
Residential Mortgage-Backed
Securities – Agency	—	7,942,264	2,457,000	10,399,264
Residential Mortgage-Backed
Securities – Non-Agency	—	232,546,547	4,712,640	237,259,187
U.S. Government Agencies	—	10,044,921	—	10,044,921
Total Fixed Income	—	357,108,269	50,320,283	407,428,552
Private Fund Investment	—	—	6,158,347	6,158,347
Short-Term Securities	25,628,892	—	—	25,628,892
Total Investments	$25,628,892	$357,108,269	$56,478,630	$439,215,791

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income
Asset-Backed Securities	$—	$7,662,804	$508,100	$8,170,904
Collateralized Debt Obligations	—	317,120	734,748	1,051,868
Commercial Mortgage-Backed
Securities – Agency	—	4,790,757	—	4,790,757
Commercial Mortgage-Backed
Securities – Non-Agency	—	7,875,407	1,505,384	9,380,791
Municipal Bonds	—	1,591,939	—	1,591,939
Principal Only Bond	—	294,684	—	294,684
Residential Mortgage-
Backed Securities – Agency	—	3,554,124	—	3,554,124
Residential Mortgage-
Backed Securities –
Non-Agency	—	10,339,096	—	10,339,096
Total Fixed Income	—	36,425,931	2,748,232	39,174,163
Private Fund Investment	—	—	1,539,587	1,539,587
Private Placement
Participation Agreements	—	—	2,527,748	2,527,748
Money Market Fund	1,145,365	—	—	1,145,365
Total Assets	$1,145,365	$36,425,931	$6,815,567	$44,386,863

Liabilities:
Securities Sold Short	$—	$3,107,344	$—	$3,107,344
Total Liabilities	$—	$3,107,344	$—	$3,107,344

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at November 30, 2015, the end of the reporting period.  The Funds recognized no transfers to/from level 1 or level 2.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

The following is a reconciliation of the MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

MBS Total Return Fund
	Investments in Securities, at Value
		Collateralized	Commercial	Commercial
	Asset-Backed	Debt	MBS –	MBS –
	Securities	Obligations	Agency	Non-Agency
Balance as of November 30, 2014	$4,329,125	$—	$—	$2,377,978
Accrued discounts/premiums	53,629	51,882	11,532	13,155
Realized gain/(loss)	188,509	13,375	—	17,414
Change in unrealized
appreciation/(depreciation)	(587,858)	(100,587)	(185,058)	(38,177)
Purchases	22,869,830	3,728,610	7,744,936	7,277,070
Sales	(5,538,060)	(76,523)	—	(298,574)
Transfers in and/or out of Level 3	—	—	—	1,298,435
Balance as of November 30, 2015	$21,315,175	$3,616,757	$7,571,410	$10,647,301

	Residential	Residential	Private
	MBS –	MBS –	Fund
	Agency	Non-Agency	Investment
Balance as of November 30, 2014	$—	$1,027,610	$—
Accrued discounts/premiums	—	50,536	—
Realized gain/(loss)	—	48,546	—
Change in unrealized
appreciation/(depreciation)	57,000	(25,549)	158,347
Purchases	2,400,000	4,583,012	6,000,000
Sales	—	(268,323)	—
Transfers in and/or out of Level 3	—	(703,192)	—
Balance as of November 30, 2015	$2,457,000	$4,712,640	$6,158,347

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2015, and still classified as level 3 was $(739,366).

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Short Duration Fund
	Investments in Securities, at Value
		Collateralized	Commercial
	Asset-Backed	Debt	MBS –	Private Fund
	Securities	Obligations	Non-Agency	Investment
Balance as of November 30, 2014	$1,088,156	$—	$860,826	$—
Accrued discounts/premiums	(3,194)	10,544	(4,796)	—
Realized gain/(loss)	(231)	2,778	(5,613)	—
Change in unrealized
appreciation/(depreciation)	12,491	(20,483)	(18,587)	39,587
Purchases	508,878	757,856	1,005,671	1,500,000
Sales	(1,098,000)	(15,947)	(332,117)	—
Transfers in and/or out of Level 3	—	—	—	—
Balance as of November 30, 2015	$508,100	$734,748	$1,505,384	$1,539,587

	Private
	Placement
	Participation
	Agreements
Balance as of November 30, 2014	$3,629,497
Accrued discounts/premiums	—
Realized gain/(loss)	(1,105)
Change in unrealized
appreciation/(depreciation)	—
Purchases	19,696,735
Sales	(20,797,379)
Transfers in and/or out of Level 3	—
Balance as of November 30, 2015	$2,527,748

The change in unrealized appreciation/(depreciation) for level 3 securities still held at November 30, 2015, and still classified as level 3 was $(261).

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing service which utilizes observable inputs.  A transfer from level 2 to level 3 occurred because the primary pricing service was no longer able to provide a valuation for one security held in the MBS Total Return Fund.  The Funds’ primary pricing service was unable to provide pricing for 36 other securities held on November 30, 2015.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, the primary pricing service provided a valuation for the Morgan Stanley Re-REMIC Trust security held in the Short Duration Fund based on a single broker quote.  The Funds’ Adviser currently provides a daily fair valuation for the Semper Rising Rate

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Strategy LP investment (“LP”).  Each of the underlying holdings held in the LP are valued daily based on the change in a unique benchmark for each holding.  Since the fair value of each security utilized significant unobservable inputs due to the lack of reliable market data, the securities are classified as level 3 of the fair value hierarchy.

Significant unobservable valuation inputs for private placement participation agreements held in the Short Duration Fund and classified as level 3 securities as of November 30, 2015, are as follows:

Investments	Value at	Valuation	Unobservable
in Securities	11/30/15	Technique(s)	Input	Input Values
Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 8%, approximately 3.25% higher than
Agreements –			par based on	the current yield of the Barclays Capital
BasePoint			deal cash flow,	High Yield Loan Index. In our view, the
Merchant		Discounted	illiquidity and	credit quality of the loan participation is
Lending Trust	$875,844	cash flows	short maturity.	higher than the average quality of the
Barclays Loan Index from a combination of
5% subordination, lockbox and waterfall
features, overcollateralization and quality of
receivables securing the loans including
merchant cash advances, and small business
loan receivables. Since purchase, cash
flows and asset quality has been as expected.
LTV is approximately 70%. The Index
yield remains roughly unchanged and a
price of par results in the same yield spread.

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 10%,
Participation			valued at	approximately 5.5% higher than the yield of
Agreements –			par based on	the Barclays Capital High Yield Loan Index.
BasePoint –			deal cash flow,	In our view, the credit quality of the loan
BP Trust Series		Discounted	illiquidity and	participation is higher than the average
GFM-III Jr.	$250,000	cash flows	short maturity.	quality of the Index from a combination of
significant overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the short year average life.
Since purchase, cash flows have been as
expected with no asset quality deterioration.
LTV is 66%. The purchase yield spread
remains appropriate, equal to a price of par.
The principal is scheduled to pay down
June – Sept 2017.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Investments	Value at	Valuation	Unobservable
in Securities	11/30/15	Technique(s)	Input	Input Values
Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 8%, approximately
Participation			valued at	3.5% higher than the yield of the Barclays
Agreements –			par based on	Capital High Yield Loan Index. In our view,
BasePoint –			deal cash flow,	the credit quality of the loan participation is
BP Trust Series		Discounted	illiquidity and	higher than the average quality of the Index
GFM-III Sr.	$123,909	cash flows	short maturity.	from a combination of significant
subordination, overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the short year average life.
Since purchase, cash flows have been as
expected with no asset quality deterioration.
LTV is 66% and approximately 60% has
paid down, with approximately 5% per
month paying down at 100 and final
maturity approximately 16 months. The
purchase yield spread remains appropriate,
equal to a price of par.

Private			Fixed loan	The loan participation’s projected yield to
Placement			participation	maturity at purchase was 8%, approximately
Participation			valued at	3.5% higher than the yield of the Barclays
Agreements –			par based on	Capital High Yield Loan Index. In our view,
BasePoint –		Discounted	deal cash flow,	the credit quality of the loan participation is
BP GFM Trust I	$477,995	cash flows	illiquidity and	higher than the average quality of the Index
			short maturity.	from a combination of significant
subordination, overcollateralization, strong
experience and financial wherewithal of
sponsors, and uniquely diversified collateral
consisting of consumer installment loans
provided to government employees in
Mexico. The liquidity of the loan
participation is materially lower than the
Index constituent liquidity, however, that is
largely offset by the short year average life.
Since purchase, cash flows have been as
expected with no asset quality deterioration.
LTV is 70% and approximately 70% has
paid down, with 5% to 10% paid down
monthly at 100. The purchase yield spread
remains appropriate, equal to a price of par.
Principal will be paid down in
approximately 10 months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Investments	Value at	Valuation	Unobservable
in Securities	11/30/15	Technique(s)	Input	Input Values
Private			Fixed loan	At the time of purchase, the loan
Placement			participation	participation’s projected yield to maturity
Participation			valued at	was 12%, with very strong collateral,
Agreements –			par based on	overcollateralization, seniority with strong
BasePoint		Discounted	deal cash flow,	waterfalls and sponsor guarantees.
TTNA Trust	$800,000	cash flows	illiquidity and	Expected paydowns over several weeks at
			short maturity.	most, and fully paid down in March.
Investments in similar collateral in prior
years met/exceeded cash flow expectations.

In May 2015, FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended November 30, 2015, Semper Capital Management, L.P. (the “Adviser”) provided the Funds with investment management services under an investment advisory agreement. The Adviser furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the MBS Total Return Fund and at an annual rate of 0.35% based upon the average daily net assets of the Short Duration Fund.  For the year ended November 30, 2015, the MBS Total Return Fund and the Short Duration Fund incurred $1,136,498 and $163,588 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses.  The Adviser has agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.00% and 0.75% of the average daily net assets of the MBS Total Return Fund’s Investor Class and Institutional Class, respectively, and 0.85% and 0.60% of the average daily net assets of the Short Duration Fund’s Investor Class and Institutional Class, respectively.  Any such reduction made by the Adviser in its fees or payment of expenses which are the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the year ended November 30, 2015, the Adviser recouped $13,879 in previously waived expenses for the MBS Total Return Fund.  For the year ended November 30, 2015, the Adviser reduced its fees in the amount of $151,298 for the Short Duration Fund.  No amounts were reimbursed to the Adviser.  The expense limitation will remain in effect through at least March 29, 2017, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the date of expiration are as follows:

	MBS Total Return Fund	Short Duration Fund
Year	Amount	Amount
2016	$67,849	$175,807
2017	101,415	109,081
2018	—	151,298
	$169,264	$436,186

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the year ended November 30, 2015, the Funds incurred the following expense for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$337,367	$140,391
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	47,117	31,095
Custody	42,448	13,356
Chief Compliance Officer	8,750	8,995

At November 30, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency, and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

	MBS Total	Short
	Return Fund	Duration Fund
Administration and Fund Accounting	$107,021	$33,566
Transfer Agency (excludes
out-of-pocket expenses and sub-ta fees)	—	7,602
Custody	8,670	3,480
Chief Compliance Officer	2,250	2,250

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended November 30, 2015, the Investor Class shares paid the Distributor $96,741 and $1,987 for the MBS Total Return Fund and the Short Duration Fund, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
MBS Total Return Fund	$366,452,086	$118,063,200	$301,364,590	$276,440,838
Short Duration Fund	19,935,211	25,794,919	4,894,430	8,374,586

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

NOTE 7 – LINES OF CREDIT

The MBS Total Return Fund and the Short Duration Fund have lines of credit in the amount of $100,000,000 and $6,800,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended November 30, 2015, the Short Duration Fund drew upon its line of credit.  The Short Duration Fund had an outstanding average daily balance of $4,975, a weighted average interest rate of 3.25%, and paid $164 in interest.  The maximum amount outstanding for the Short Duration Fund during the year ended November 30, 2015 was $607,000.  The MBS Total Return Fund did not draw upon its line of credit during the year ended November 30, 2015.  At November 30, 2015, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of paydowns.

The tax character of distributions paid during the years ended November 30, 2015 and November 30, 2014 was as follows:

	MBS Total Return Fund		Short Duration Fund
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014
Ordinary income	$14,829,034	$4,164,828	$1,612,944	$1,393,061
Long-term
capital gains	3,847	—	—	104,822

As of November 30, 2015, the components of capital on a tax basis were as follows:

	MBS Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$442,264,392	$44,302,864
Gross unrealized appreciation	3,964,625	489,133
Gross unrealized depreciation	(7,013,226)	(405,134)
Net unrealized appreciation/
(depreciation) (a)	(3,048,601)	83,999
Undistributed ordinary income	325,178	129,914
Undistributed long-term capital gain	—	—
Total distributable earnings	325,178	129,914
Other accumulated gains/(losses)	(807,518)	(1,234,307)
Total accumulated earnings/(losses)	$(3,530,941)	$(1,020,394)

(a)	The difference between book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to wash sales.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, and tax adjustments to distribution payable.

At November 30, 2015, the Semper MBS Total Return Fund had long-term capital loss carryforwards of $69,852.  The Semper Short Duration Fund had short-term and long-term capital loss carryforwards of $458,904 and $755,364, respectively.  The capital loss carryforwards in each Fund can be carried over indefinitely to offset future gains.

NOTE 9 – OTHER TAX INFORMATION (Unaudited)

For the year ended November 30, 2015, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2015 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003. The MBS Total Return Fund and the Short Duration Fund designated 6.50% and 3.21% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue section 871(k)(2)(C).

On December 31, 2015, the Investor class, Institutional class, and Class A of the MBS Total Return Fund distributed $0.04310059, $0.04510161, and $0.04510161 per share of net investment income, respectively.

On December 31, 2015, the Investor class and the Institutional class of the Short Duration Fund distributed $0.050248997 and $0.052425633 per share of net investment income, respectively.

NOTE 10 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (Unaudited)

A Special Meeting of Shareholders of the Semper MBS Total Return Fund and the Semper Short Duration Fund took place on March 6, 2015 to approve an investment advisory agreement between the Adviser and Advisors Series Trust on behalf of the Funds (the “Proposal”).

All Fund shareholders of record at the close of business on December 31, 2014 were entitled to vote.  As of the record date, the Semper MBS Total Return Fund had 14,315,319 shares outstanding.  Of the 7,379,627 shares present in person or by proxy, 7,378,239 or 100% voted in favor of the Proposal (representing 51.5% of total outstanding shares), 0 or 0% voted against the Proposal, and 1,388 or 0.2% withheld from voting for the Proposal.  As of the record date, the Semper Short Duration Fund had 5,078,779 shares outstanding.  Of the 3,134,366 shares present in person or by proxy, 3,133,892 or 100% voted in favor of the Proposal (representing 61.7% of total outstanding shares), 0 or 0% voted against the Proposal, and 474 or 0.02% withheld from voting for the Proposal.  Accordingly, the Proposal was approved.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at November 30, 2015, Continued

NOTE 11 – SUBSEQUENT EVENT (Unaudited)

Effective at the close of business on December 18, 2015, the MBS Total Return Fund offered a third class to shareholders, Class A shares.  Class A shares charge a 2.00% front-end sales load and a 0.25% 12b-1 fee.

SEMPER FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Semper MBS Total Return Fund
Semper Short Duration Fund

We have audited the accompanying statements of assets and liabilities of the Semper MBS Total Return Fund and Semper Short Duration Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and with respect to Semper MBS Total return Fund, the financial highlights for each of the two years in the period then ended and for the period July 22, 2013 (commencement of operations) through November 30, 2013, and with respect to Semper Short Duration Fund, the statement of cash flows for the year then ended and the financial highlights for each of the two years in the period then ended. With respect to the Semper Short Duration Fund, the financial highlights for each of the two years in the period ended November 30, 2013 and for the period December 23, 2010 (commencement of operations) through November 30, 2011 have been audited by other auditors whose report dated January 28, 2014 expressed unqualified opinion on such financial highlights.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2015, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Semper MBS Total Return Fund and Semper Short Duration Fund, as of November 30, 2015, and the results of their operations, the changes in their net assets, and the financial highlights, and with respect to the Semper Short Duration Fund, the statement of cash flows for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2016

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at November 30, 2015 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex	Held
Name, Address	Held with	of Time	During Past	Overseen by	During Past
and Age	the Trust	Served	Five Years	Trustee(2)	Five Years(3)
Independent Trustees(1)
Gail S. Duree	Trustee	Indefinite	Director, Alpha	2	Trustee,
(age 69)		term since	Gamma Delta		Advisors
615 E. Michigan Street		March	Housing		Series Trust
Milwaukee, WI 53202		2014.	Corporation		(for series not
			(collegiate housing		affiliated with
			management)		the Funds);
			(2012 to present);		Independent
			Trustee and Chair		Trustee from
			(2000 to 2012),		1999 to 2012,
			New Covenant		New Covenant
			Mutual Funds		Mutual Funds.
(1999-2012);
Director and
Board Member,
Alpha Gamma
Delta Foundation
(philanthropic
organization)
(2005 to 2011).

Donald E. O’Connor	Trustee	Indefinite	Retired; former	2	Trustee,
(age 79)		term since	Financial Consultant		Advisors
615 E. Michigan Street		February	and former Executive		Series Trust
Milwaukee, WI 53202		1997.	Vice President and		(for series not
			Chief Operating Officer		affiliated with
			of ICI Mutual Insurance		the Funds);
			Company (until January		Trustee, The
			1997).		Forward Funds
(26 portfolios).

George J. Rebhan	Trustee	Indefinite	Retired; formerly	2	Trustee,
(age 81)		term since	President, Hotchkis and		Advisors
615 E. Michigan Street		May 2002.	Wiley Funds (mutual		Series Trust
Milwaukee, WI 53202			funds) (1985 to 1993).		(for series not
affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

SEMPER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

		Term of		Number of
		Office		Portfolios	Other
		and	Principal	in Fund	Directorships
	Position	Length	Occupation	Complex	Held
Name, Address	Held with	of Time	During Past	Overseen by	During Past
and Age	the Trust	Served	Five Years	Trustee(2)	Five Years(3)
George T. Wofford	Trustee	Indefinite	Retired; formerly	2	Trustee,
(age 76)		term since	Senior Vice		Advisors
615 E. Michigan Street		February	President, Federal		Series Trust
Milwaukee, WI 53202		1997.	Home Loan Bank		(for series not
			of San Francisco.		affiliated with
the Funds).
Interested Trustee

Joe D. Redwine(4)	Interested	Indefinite	President, CEO, U.S.	2	Trustee,
(age 68)	Trustee	term since	Bancorp Fund		Advisors
615 E. Michigan Street		September	Services, LLC (May		Series Trust
Milwaukee, WI 53202		2008.	1991 to present).		(for series not
affiliated with
the Funds).

Term of
Office
and
	Position	Length
Name, Address	Held with	of Time	Principal Occupation
and Age	the Trust	Served	During Past Five Years
Officers
Joe D. Redwine	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
(age 68)	and Chief	term since	(May 1991 to present).
615 E. Michigan Street	Executive	September
Milwaukee, WI 53202	Officer	2007.

Douglas G. Hess	President	Indefinite	Senior Vice President, Compliance and
(age 48)	and	term since	Administration, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Principal	June	(March 1997 to present).
Milwaukee, WI 53202	Executive	2003.
Officer

Cheryl L. King	Treasurer	Indefinite	Vice President, Compliance and Administration,
(age 54)	and	term since	U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	Principal	December	(October 1998 to present).
Milwaukee, WI 53202	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 44)	Treasurer	term since	Administration, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		September	(June 2005 to present).
Milwaukee, WI 53202		2013.

SEMPER FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
and
	Position	Length
Name, Address	Held with	of Time	Principal Occupation
and Age	the Trust	Served	During Past Five Years
Albert Sosa	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 45)	Treasurer	term since	Administration, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		September	(June 2004 to present).
Milwaukee, WI 53202		2013.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services,
(age 58)	President,	term since	LLC (February 2008 to present).
615 E. Michigan Street	Chief	September
Milwaukee, WI 53202	Compliance	2009.
Officer and
AML Officer

Jeanine M. Bajczyk, Esq.	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp
(age 50)		term since	Fund Services, LLC (May 2006 to present).
615 E. Michigan Street		September
Milwaukee, WI 53202		2015.

Emily R. Enslow, Esq.	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund
(age 29)	Secretary	term since	Services, LLC (July 2013 to present); Proxy Voting
615 E. Michigan Street		September	Coordinator and Class Action Administrator,
Milwaukee, WI 53202		2015.	Artisan Partners Limited Partnership
(September 2012 to July 2013); Legal Internship,
Artisan Partners Limited Partnership
(February 2012 to September 2012);
J.D. Graduate, Marquette University Law
School (2009 to 2012).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2015, the Trust was comprised of 46 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-855-736-7799.

SEMPER FUNDS

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-736-7799 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

Custodian
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2015	FYE 11/30/2014
Audit Fees	$34,800	$29,600
Audit-Related Fees	N/A	N/A
Tax Fees	$6,600	$6,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2015	FYE 11/30/2014
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2015	FYE 11/30/2014
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/8/16

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  2/8/16

* Print the name and title of each signing officer under his or her signature.